Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

International Index Portfolio

March 31, 2020

VIIP-QTLY-0520
1.9887327.101

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 3.8%
Afterpay Ltd. (a)	1,017	$11,760
AGL Energy Ltd.	3,713	39,260
ALS Ltd.	2,702	9,241
Altium Ltd.	669	11,765
Alumina Ltd.	13,803	12,396
AMP Ltd.	19,123	15,703
Ansell Ltd.	763	12,761
APA Group unit	6,794	42,876
Aristocrat Leisure Ltd.	3,631	47,684
ASX Ltd.	1,106	52,444
Atlas Arteria Ltd. unit	4,790	16,234
Aurizon Holdings Ltd.	11,428	29,734
Australia & New Zealand Banking Group Ltd.	16,531	173,367
Bank of Queensland Ltd.	2,314	7,117
Beach Energy Ltd.	9,226	6,526
Bendigo & Adelaide Bank Ltd.	2,808	10,830
BHP Billiton Ltd.	16,792	304,629
BlueScope Steel Ltd.	2,987	15,856
Boral Ltd.	6,570	8,284
Brambles Ltd.	9,066	58,888
Caltex Australia Ltd.	1,498	20,566
Carsales.com Ltd.	1,360	9,829
Challenger Ltd.	2,938	7,229
Charter Hall Group unit	2,594	10,946
Coca-Cola Amatil Ltd.	2,907	15,807
Cochlear Ltd.	331	38,164
Coles Group Ltd.	6,458	60,220
Commonwealth Bank of Australia	10,052	382,232
Computershare Ltd.	2,899	17,315
Crown Ltd.	2,002	9,359
CSL Ltd.	2,585	471,731
DEXUS Property Group unit	6,176	34,532
Dominos Pizza Enterprises Ltd.	351	11,033
Downer EDI Ltd.	3,334	6,111
Evolution Mining Ltd.	9,592	22,538
Fortescue Metals Group Ltd.	9,775	60,126
Goodman Group unit	9,158	68,160
Iluka Resources Ltd.	2,389	10,257
Incitec Pivot Ltd.	9,369	11,641
Insurance Australia Group Ltd.	13,227	50,443
JB Hi-Fi Ltd.	639	11,005
Lendlease Group unit	3,327	21,078
Link Administration Holdings Ltd.	2,918	5,797
Macquarie Group Ltd.	1,805	95,204
Magellan Financial Group Ltd.	857	22,941
Medibank Private Ltd.	15,918	26,044
Mirvac Group unit	22,613	29,070
National Australia Bank Ltd.	16,447	168,711
Newcrest Mining Ltd.	4,361	59,888
Northern Star Resources Ltd.	4,166	26,983
Orica Ltd.	2,160	20,394
Origin Energy Ltd.	10,156	27,362
Orora Ltd.	6,819	10,150
Qantas Airways Ltd.	8,506	16,899
QBE Insurance Group Ltd.	7,804	40,651
Qube Holdings Ltd.	9,085	12,015
Ramsay Health Care Ltd.	913	32,168
realestate.com.au Ltd.	280	13,260
Reliance Worldwide Corp. Ltd.	4,639	7,419
Rio Tinto Ltd.	2,116	110,072
Santos Ltd.	10,090	21,226
Saracen Mineral Holdings Ltd. (a)	6,004	13,554
Scentre Group unit	30,239	29,109
SEEK Ltd.	2,008	18,317
Sonic Healthcare Ltd.	2,618	39,179
South32 Ltd.	29,673	32,756
Spark Infrastructure Group unit	9,857	11,823
Steadfast Group Ltd.	4,892	7,493
Stockland Corp. Ltd. unit	14,027	21,829
Suncorp Group Ltd.	7,130	40,041
Sydney Airport unit	12,832	44,122
Tabcorp Holdings Ltd.	11,392	17,728
Telstra Corp. Ltd.	67,850	128,125
The GPT Group unit	10,972	24,498
The Star Entertainment Group Ltd.	4,681	6,190
Transpacific Industries Group Ltd.	11,414	11,900
Transurban Group unit	14,862	110,065
Treasury Wine Estates Ltd.	4,143	25,560
Vicinity Centres unit	18,120	11,536
Wesfarmers Ltd.	6,455	136,068
Westpac Banking Corp.	19,616	201,472
WiseTech Global Ltd.	832	8,751
Woodside Petroleum Ltd.	5,521	61,841
Woolworths Group Ltd.	7,490	161,709
WorleyParsons Ltd.	1,903	7,199

TOTAL AUSTRALIA		4,154,796

Austria - 0.2%
ams AG (a)	1,482	14,486
Andritz AG	438	13,722
BAWAG Group AG (b)	398	11,102
BUWOG AG rights (a)(c)	115	0
CA Immobilien Anlagen AG	433	14,766
Erste Group Bank AG	1,738	31,819
IMMOFINANZ Immobilien Anlagen AG	514	9,308
OMV AG	829	22,687
Raiffeisen International Bank-Holding AG	778	11,191
S IMMO AG	289	5,616
S&T AG	266	4,949
UNIQA Insurance Group AG	640	4,922
Verbund AG	382	13,777
Voestalpine AG	629	12,691
Wienerberger AG	660	10,311

TOTAL AUSTRIA		181,347

Bailiwick of Jersey - 0.4%
Experian PLC	5,208	144,737
Ferguson PLC	1,327	82,052
Glencore Xstrata PLC	62,531	94,644
IWG PLC	3,546	7,560
Polymetal International PLC	1,193	20,419
WPP PLC	7,157	48,660

TOTAL BAILIWICK OF JERSEY		398,072

Belgium - 0.6%
Ackermans & Van Haaren SA	128	16,610
Aedifica SA	140	14,532
Ageas	1,070	44,589
Anheuser-Busch InBev SA NV	4,836	213,606
Barco NV	55	8,404
Cofinimmo SA	139	18,052
Elia System Operator SA/NV	186	18,117
Galapagos Genomics NV (a)	289	56,753
Groupe Bruxelles Lambert SA	462	36,351
KBC Groep NV	1,955	88,709
Proximus	923	21,196
Sofina SA	89	18,099
Solvay SA Class A	424	30,557
UCB SA	727	62,204
Umicore SA	1,140	39,320
Warehouses de Pauw	755	21,551

TOTAL BELGIUM		708,650

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)	18,000	29,580
Beijing Enterprises Water Group Ltd.	32,000	12,406
Brilliance China Automotive Holdings Ltd.	16,000	13,029
Cheung Kong Infrastructure Holdings Ltd.	4,500	23,823
China Gas Holdings Ltd.	12,000	41,495
China Resource Gas Group Ltd.	4,000	20,073
Cosan Ltd. Class A (a)	602	7,405
Credicorp Ltd. (United States)	383	54,796
Haier Electronics Group Co. Ltd.	7,000	18,479
Hiscox Ltd.	1,708	19,451
Hongkong Land Holdings Ltd.	6,515	24,431
Jardine Matheson Holdings Ltd.	1,742	87,100
Jardine Strategic Holdings Ltd.	981	21,778
Kunlun Energy Co. Ltd.	22,000	12,714
Shenzhen International Holdings Ltd.	3	5

TOTAL BERMUDA		386,565

Brazil - 0.9%
Ambev SA	25,200	57,810
Atacadao Distribuicao Comercio e Industria Ltda	2,100	8,338
B2W Companhia Global do Varejo (a)	1,171	10,817
Banco Bradesco SA	7,720	27,947
Banco do Brasil SA	6,700	35,962
Banco Inter SA unit	800	4,864
BB Seguridade Participacoes SA	3,900	18,651
BM&F BOVESPA SA	11,800	81,527
BR Malls Participacoes SA	5,100	9,795
Brasil Foods SA (a)	4,100	11,907
BTG Pactual Participations Ltd. unit	900	5,757
CCR SA	6,400	14,448
Centrais Eletricas Brasileiras SA (Electrobras)	2,086	9,579
Cielo SA	7,200	6,152
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	900	11,491
Companhia de Locacao das Americas	1,800	3,634
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	2,000	15,054
Companhia Siderurgica Nacional SA (CSN)	3,700	4,970
Compania de Saneamento do Parana unit	1,500	6,885
Cosan SA Industria e Comercio	900	9,312
CPFL Energia SA	1,200	6,205
Cyrela Brazil Realty SA	1,500	4,079
Drogasil SA	1,500	29,402
Embraer SA (a)	3,900	7,160
Energisa SA unit	1,300	9,457
ENGIE Brasil Energia SA	1,450	10,861
Equatorial Energia SA	5,100	17,274
Estacio Participacoes SA	1,500	6,400
Hapvida Participacoes e Investimentos SA (b)	1,200	9,792
Hypermarcas SA	2,200	12,105
IRB Brasil Resseguros SA	2,500	4,657
JBS SA	5,600	21,921
Klabin SA unit	4,200	12,925
Kroton Educacional SA	9,100	7,005
Localiza Rent A Car SA	3,330	16,855
Lojas Renner SA	4,570	29,516
Magazine Luiza SA	3,755	28,176
MPX Mineracao e Energia SA (a)	1,400	9,363
Multiplan Empreendimentos Imobiliarios SA	1,700	6,242
Natura & Co. Holding SA	3,600	17,833
Neoenergia SA	1,300	4,301
Notre Dame Intermedica Participacoes SA	2,600	22,497
Petrobras Distribuidora SA	4,100	12,238
Petroleo Brasileiro SA - Petrobras (ON)	15,500	42,180
Qualicorp Consultoria E Corret	1,300	5,904
Rumo SA (a)	6,100	23,068
Sonae Sierra Brasil SA	700	3,583
Sul America SA unit	1,600	10,408
Suzano Papel e Celulose SA	3,000	20,664
Terna Participacoes SA unit	1,800	8,948
TIM Participacoes SA	4,800	11,492
Totvs SA	900	8,085
Ultrapar Participacoes SA	4,300	10,369
Vale SA (a)	18,100	150,552
Via Varejo SA (a)	2,800	2,845
Weg SA	4,150	26,812

TOTAL BRAZIL		986,074

Canada - 6.3%
Agnico Eagle Mines Ltd. (Canada)	1,362	54,372
Air Canada (a)	1,536	17,190
Alamos Gold, Inc.	2,251	11,309
Algonquin Power & Utilities Corp.	3,013	40,572
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,972	117,119
Allied Properties (REIT)	715	22,731
AltaGas Ltd.	1,598	14,478
ATCO Ltd. Class I (non-vtg.)	438	12,129
B2Gold Corp.	5,989	18,129
Bank of Montreal	3,667	185,161
Bank of Nova Scotia	6,961	284,267
Barrick Gold Corp. (Canada)	10,164	186,770
Bausch Health Cos., Inc. (Canada) (a)	1,781	27,602
BCE, Inc.	5,160	211,673
BlackBerry Ltd. (a)	2,919	11,968
Boyd Group Services, Inc.	114	11,867
Brookfield Asset Management, Inc. (Canada) Class A	5,325	236,036
CAE, Inc.	1,521	19,227
Cameco Corp.	2,286	17,430
Canadian Apartment Properties (REIT) unit	979	29,628
Canadian Imperial Bank of Commerce	2,557	148,990
Canadian National Railway Co.	4,107	321,107
Canadian Natural Resources Ltd.	6,775	92,673
Canadian Pacific Railway Ltd.	787	173,668
Canadian Tire Ltd. Class A (non-vtg.)	335	20,220
Canadian Utilities Ltd. Class A (non-vtg.)	691	16,518
Capital Power Corp.	616	11,884
CCL Industries, Inc. Class B	822	24,994
Cenovus Energy, Inc. (Canada)	5,778	11,660
CGI Group, Inc. Class A (sub. vtg.) (a)	1,374	74,387
CI Financial Corp.	1,236	12,270
Constellation Software, Inc.	113	102,700
Descartes Systems Group, Inc. (Canada) (a)	490	16,856
Dollarama, Inc.	1,693	46,966
Element Financial Corp.	2,498	15,904
Emera, Inc.	1,363	53,753
Empire Co. Ltd. Class A (non-vtg.)	1,021	19,973
Enbridge, Inc.	11,565	336,768
Fairfax Financial Holdings Ltd. (sub. vtg.)	158	48,437
Finning International, Inc.	914	9,807
First Quantum Minerals Ltd.	3,964	20,252
FirstService Corp.	197	15,191
Fortis, Inc.	2,640	101,807
Franco-Nevada Corp.	1,078	107,708
George Weston Ltd.	407	29,103
Gibson Energy, Inc.	839	9,688
Gildan Activewear, Inc.	1,171	14,928
Great-West Lifeco, Inc.	1,555	26,861
Hydro One Ltd. (b)	1,730	31,151
iA Financial Corp, Inc.	615	19,333
IGM Financial, Inc.	467	7,748
Imperial Oil Ltd.	1,319	14,912
Intact Financial Corp.	820	70,871
Inter Pipeline Ltd.	2,370	14,180
Keyera Corp.	1,249	11,609
Kinross Gold Corp. (a)	7,192	28,874
Kirkland Lake Gold Ltd.	1,515	44,622
Loblaw Companies Ltd.	1,001	51,604
Lundin Mining Corp.	3,762	14,141
Magna International, Inc. Class A (sub. vtg.)	1,639	52,304
Manulife Financial Corp.	11,164	140,175
Methanex Corp.	432	5,258
Metro, Inc. Class A (sub. vtg.)	1,449	58,596
National Bank of Canada	1,927	74,476
Northland Power, Inc.	972	19,401
Nutrien Ltd.	3,283	112,233
Onex Corp. (sub. vtg.)	493	18,045
Open Text Corp.	1,554	54,340
Pan American Silver Corp.	1,202	17,225
Parkland Fuel Corp.	846	14,915
Pembina Pipeline Corp.	2,960	55,528
Power Corp. of Canada (sub. vtg.)	3,327	53,523
Quebecor, Inc. Class B (sub. vtg.)	1,022	22,593
Restaurant Brands International, Inc.	1,707	68,787
RioCan (REIT)	1,857	21,284
Ritchie Bros. Auctioneers, Inc.	645	22,091
Rogers Communications, Inc. Class B (non-vtg.)	2,037	85,023
Royal Bank of Canada	8,189	507,237
Saputo, Inc.	1,328	31,933
Shaw Communications, Inc. Class B	2,630	42,665
Shopify, Inc. Class A (a)	593	248,451
SNC-Lavalin Group, Inc.	983	14,501
Stantec, Inc.	631	16,142
Sun Life Financial, Inc.	3,368	108,342
Suncor Energy, Inc.	8,829	140,908
TC Energy Corp.	5,340	237,346
Teck Resources Ltd. Class B (sub. vtg.)	2,795	21,191
TELUS Corp.	7,072	111,811
TFI International, Inc.	451	9,951
The Stars Group, Inc. (a)	1,333	27,261
The Toronto-Dominion Bank	10,410	442,571
Thomson Reuters Corp.	979	66,700
TMX Group Ltd.	291	21,664
Toromont Industries Ltd.	482	21,115
Waste Connection, Inc. (Canada)	1,510	117,169
Wheaton Precious Metals Corp.	2,560	70,453
WSP Global, Inc.	381	21,637
Yamana Gold, Inc.	5,468	15,192

TOTAL CANADA		6,913,813

Cayman Islands - 5.8%
58.com, Inc. ADR (a)	524	25,529
AAC Technology Holdings, Inc.	4,000	20,398
Airtac International Group	1,000	14,896
Alibaba Group Holding Ltd. sponsored ADR (a)	9,008	1,751,873
Anta Sports Products Ltd.	6,000	43,540
ASM Pacific Technology Ltd.	1,500	13,908
Autohome, Inc. ADR Class A	330	23,437
Baidu.com, Inc. sponsored ADR (a)	1,568	158,039
BeiGene Ltd. ADR (a)	144	17,728
Bilibili, Inc. ADR (a)(d)	455	10,656
Chailease Holding Co. Ltd.	7,140	21,578
Cheung Kong Property Holdings Ltd.	14,500	78,672
China Biologic Products Holdings, Inc. (a)	113	12,196
China Conch Venture Holdings Ltd.	9,000	39,915
China Mengniu Dairy Co. Ltd.	16,000	55,180
China Resources Cement Holdings Ltd.	12,000	14,098
China Resources Land Ltd.	16,000	65,304
CIFI Holdings Group Co. Ltd.	20,597	14,602
CK Hutchison Holdings Ltd.	15,500	103,310
Country Garden Holdings Co. Ltd.	41,759	49,924
Country Garden Services Holdings Co. Ltd.	6,000	24,143
Ctrip.com International Ltd. ADR (a)	2,335	54,756
ENN Energy Holdings Ltd.	4,300	41,655
Evergrande Real Estate Group Ltd.	17,000	27,865
GDS Holdings Ltd. ADR (a)	424	24,579
Geely Automobile Holdings Ltd.	29,000	42,085
Genscript Biotech Corp. (a)	6,000	9,604
Hengan International Group Co. Ltd.	4,000	29,877
Huazhu Group Ltd. ADR	630	18,100
Innovent Biolgics, Inc. (a)(b)	4,500	18,777
iQIYI, Inc. ADR (a)(d)	1,536	27,341
JD.com, Inc. sponsored ADR (a)	4,986	201,933
Kingdee International Software Group Co. Ltd.	13,000	17,099
Kingsoft Corp. Ltd. (a)	6,000	19,287
Li Ning Co. Ltd.	11,500	33,084
Logan Property Holdings Co. Ltd.	6,000	9,127
Longfor Properties Co. Ltd. (b)	8,000	38,503
Meituan Dianping Class B (a)	20,200	240,809
Melco Crown Entertainment Ltd. sponsored ADR	1,203	14,917
Minth Group Ltd.	4,000	8,505
Momo, Inc. ADR	900	19,521
NetEase, Inc. ADR	395	126,779
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	678	73,387
NIO, Inc. sponsored ADR (a)(d)	3,935	10,939
PagSeguro Digital Ltd. (a)(d)	1,023	19,775
Pinduoduo, Inc. ADR (a)	2,059	74,186
Sands China Ltd.	14,000	50,933
Sea Ltd. ADR (a)	1,126	49,893
Semiconductor Manufacturing International Corp. (a)	17,000	26,701
Shenzhou International Group Holdings Ltd.	4,200	44,058
Shimao Property Holdings Ltd.	5,500	19,061
Silicon Motion Technology Corp. sponsored ADR	217	7,955
SINA Corp. (a)	338	10,762
Sino Biopharmaceutical Ltd.	38,500	50,245
StoneCo Ltd. Class A (a)(d)	620	13,497
Sunac China Holdings Ltd.	13,000	59,290
Sunny Optical Technology Group Co. Ltd.	4,100	54,234
TAL Education Group ADR (a)	2,199	117,119
Tencent Holdings Ltd.	32,700	1,616,283
Tingyi (Cayman Islands) Holding Corp.	10,000	16,258
Vipshop Holdings Ltd. ADR (a)	2,180	33,964
Want Want China Holdings Ltd.	37,000	26,681
Weibo Corp. sponsored ADR (a)(d)	380	12,582
WH Group Ltd. (b)	54,000	49,842
Wharf Real Estate Investment Co. Ltd.	7,000	28,553
Wuxi Biologics (Cayman), Inc. (a)(b)	3,000	38,300
Wynn Macau Ltd.	8,000	11,998
Xiaomi Corp. Class B (a)(b)	75,600	100,381
Xinyi Glass Holdings Ltd.	14,000	15,986
Xinyi Solar Holdings Ltd.	18,000	9,986
Yihai International Holding Ltd.	2,000	15,065
YY, Inc. ADR (a)	328	17,469
Zai Lab Ltd. ADR (a)	231	11,892
Zhen Ding Technology Holding Ltd.	3,000	9,215
ZTO Express (Cayman), Inc. sponsored ADR	2,462	65,194

TOTAL CAYMAN ISLANDS		6,344,813

Chile - 0.1%
Aguas Andinas SA	16,947	4,990
Banco de Chile	248,973	20,101
Banco de Credito e Inversiones	301	10,199
Banco Santander Chile	345,063	13,304
Cencosud SA	7,919	8,236
Cencosud Shopping SA	2,537	4,091
Colbun SA	38,815	4,218
Compania Cervecerias Unidas SA	873	5,987
Compania de Petroleos de Chile SA (COPEC)	1,973	11,296
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)	1,016	4,297
Empresas CMPC SA	6,874	14,689
Enel Chile SA	164,238	11,130
Enersis SA	206,744	25,266
LATAM Airlines Group SA	1,315	3,380
Parque Arauco SA	3,775	5,293
S.A.C.I. Falabella	4,052	8,929

TOTAL CHILE		155,406

China - 2.2%
Agricultural Bank of China Ltd. (H Shares)	162,000	64,681
Anhui Conch Cement Co. Ltd. (H Shares)	7,000	48,087
Bank Communications Co. Ltd. (H Shares)	123,000	74,915
Bank of China Ltd. (H Shares)	440,000	167,492
BYD Co. Ltd. (H Shares)	3,500	18,673
CGN Power Co. Ltd. (H Shares) (b)	57,000	12,986
China CITIC Bank Corp. Ltd. (H Shares)	67,000	32,948
China Communications Construction Co. Ltd. (H Shares)	25,000	17,231
China Construction Bank Corp. (H Shares)	564,000	458,446
China International Capital Corp. Ltd. (H Shares) (b)	7,600	12,164
China Life Insurance Co. Ltd. (H Shares)	43,000	83,035
China Merchants Bank Co. Ltd. (H Shares)	21,500	96,186
China Minsheng Banking Corp. Ltd. (H Shares)	33,800	25,000
China National Building Materials Co. Ltd. (H Shares)	22,000	23,635
China Oilfield Services Ltd. (H Shares)	10,000	7,634
China Pacific Insurance (Group) Co. Ltd. (H Shares)	14,800	44,315
China Petroleum & Chemical Corp. (H Shares)	146,000	71,337
China Railway Group Ltd. (H Shares)	22,000	11,637
China Shenhua Energy Co. Ltd. (H Shares)	19,000	35,900
China Telecom Corp. Ltd. (H Shares)	78,000	23,633
China Tower Corp. Ltd. (H Shares) (b)	254,000	56,439
China Vanke Co. Ltd. (H Shares)	8,900	28,986
CITIC Securities Co. Ltd. (H Shares)	13,000	23,573
CRRC Corp. Ltd. (H Shares)	26,000	13,102
Great Wall Motor Co. Ltd. (H Shares)	18,000	11,414
Guangzhou Automobile Group Co. Ltd. (H Shares)	16,800	16,711
Haitong Securities Co. Ltd. (H Shares)	17,200	15,624
Huatai Securities Co. Ltd. (H Shares) (b)	9,200	13,570
Industrial & Commercial Bank of China Ltd. (H Shares)	446,000	304,252
New China Life Insurance Co. Ltd. (H Shares)	4,500	13,856
People's Insurance Co. of China Group Ltd. (H Shares)	39,000	12,775
PetroChina Co. Ltd. (H Shares)	122,000	44,218
PICC Property & Casualty Co. Ltd. (H Shares)	40,000	38,303
Ping An Insurance Group Co. of China Ltd. (H Shares)	30,500	297,871
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	52,000	31,660
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	12,000	15,064
Sinopharm Group Co. Ltd. (H Shares)	7,600	16,839
Tsingtao Brewery Co. Ltd. (H Shares)	2,000	10,109
Weichai Power Co. Ltd. (H Shares)	11,000	17,522
WuXi AppTec Co. Ltd. (H Shares) (b)	900	10,940
Zijin Mining Group Co. Ltd. (H Shares)	32,000	11,986
ZTE Corp. (H Shares) (a)	4,200	12,819

TOTAL CHINA		2,347,568

Colombia - 0.0%
Bancolombia SA	1,323	7,849
Grupo de Inversiones Suramerica SA	1,458	7,186
Interconexion Electrica SA ESP	2,273	8,662
Inversiones Argos SA	1,848	5,605

TOTAL COLOMBIA		29,302

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	986	16,176
Komercni Banka A/S	417	7,922
MONETA Money Bank A/S (b)	2,409	4,981

TOTAL CZECH REPUBLIC		29,079

Denmark - 1.3%
A.P. Moller - Maersk A/S:
Series A	21	17,248
Series B	35	31,023
Ambu A/S Series B	987	23,769
Ascendis Pharma A/S sponsored ADR (a)	211	23,761
Carlsberg A/S Series B	605	68,111
Christian Hansen Holding A/S	589	43,464
Coloplast A/S Series B	667	96,733
Danske Bank A/S	3,902	43,427
DSV A/S	1,165	105,932
Genmab A/S (a)	371	74,522
GN Store Nord A/S	814	36,091
ISS Holdings A/S	904	12,367
Novo Nordisk A/S Series B	9,477	565,929
Novozymes A/S Series B	1,218	54,636
ORSTED A/S (b)	955	93,492
Pandora A/S	572	18,379
Royal Unibrew A/S	243	17,467
SimCorp A/S	236	19,677
Tryg A/S	677	16,478
Vestas Wind Systems A/S	1,136	92,431

TOTAL DENMARK		1,454,937

Egypt - 0.0%
Commercial International Bank SAE	8,354	31,049
Faroe Islands - 0.0%
Bakkafrost	268	12,699
Finland - 0.8%
Elisa Corp. (A Shares)	857	52,897
Fortum Corp.	2,492	36,251
Huhtamaki Oyj	538	17,225
Kesko Oyj	387	21,884
Kone OYJ (B Shares)	2,308	129,250
Metso Corp.	719	16,944
Neste Oyj	2,457	81,689
Nokia Corp.	32,162	99,054
Nokian Tyres PLC	761	18,171
Nordea Bank ABP (Stockholm Stock Exchange)	18,466	103,879
Orion Oyj (B Shares)	593	24,133
Sampo Oyj (A Shares)	2,818	81,296
Stora Enso Oyj (R Shares)	3,511	35,106
UPM-Kymmene Corp.	3,049	83,137
Wartsila Corp.	2,800	20,447

TOTAL FINLAND		821,363

France - 5.6%
Accor SA	1,045	28,075
Air Liquide SA	2,690	343,372
Alstom SA	1,077	44,472
Arkema SA	417	28,470
Atos Origin SA	558	37,177
AXA SA	11,101	187,962
BNP Paribas SA	6,551	191,258
Bouygues SA	1,403	40,717
Bureau Veritas SA	1,608	30,309
Capgemini SA	900	75,206
Carrefour SA	3,235	51,289
Compagnie de St. Gobain	3,129	75,082
Credit Agricole SA	7,163	50,685
Danone SA	3,680	235,514
Dassault Systemes SA	779	113,727
Edenred SA	1,378	57,186
Eiffage SA	442	31,375
ENGIE	10,511	107,637
Essilor International SA	1,649	174,588
Gecina SA	314	41,319
Groupe Eurotunnel SA	2,493	30,152
Hermes International SCA	199	135,402
Ingenico SA	359	37,526
Kering SA	425	221,601
Klepierre SA	1,179	22,474
L'Oreal SA	1,403	363,112
Legrand SA	1,516	96,693
LVMH Moet Hennessy Louis Vuitton SE	1,539	564,431
Michelin CGDE Series B	1,031	90,300
Orange SA	10,913	132,129
Orpea	289	30,008
Pernod Ricard SA	1,239	175,859
Peugeot Citroen SA	3,258	42,417
Publicis Groupe SA	1,263	36,095
Renault SA	1,192	22,654
Safran SA	1,917	169,841
Sanofi SA	6,557	567,672
Schneider Electric SA	3,131	264,641
Societe Generale Series A	4,530	74,211
Sodexo SA	490	32,906
SR Teleperformance SA	334	69,177
Suez Environnement SA	2,369	24,068
Thales SA	594	49,193
Total SA	14,439	544,044
Valeo SA	1,375	22,379
Veolia Environnement SA	3,207	67,735
VINCI SA	2,909	237,692
Vivendi SA	4,515	95,462

TOTAL FRANCE		6,165,294

Germany - 4.6%
adidas AG	1,053	233,795
Allianz SE	2,383	405,819
BASF AG	5,250	245,395
Bayer AG	5,624	322,247
Bayerische Motoren Werke AG (BMW)	1,656	84,538
Bechtle AG	155	19,516
Beiersdorf AG	554	55,783
Brenntag AG	894	32,481
Carl Zeiss Meditec AG	210	19,996
Commerzbank AG	5,675	20,202
Continental AG	613	43,706
Covestro AG (b)	962	29,195
Daimler AG (Germany)	5,090	152,009
Delivery Hero AG (a)(b)	755	55,511
Deutsche Bank AG	11,814	75,103
Deutsche Borse AG	1,086	149,199
Deutsche Post AG	5,557	148,976
Deutsche Telekom AG	18,493	238,845
Deutsche Wohnen AG (Bearer)	2,054	77,844
E.ON AG	12,552	128,754
Evonik Industries AG	969	20,236
Fresenius Medical Care AG & Co. KGaA	1,215	79,310
Fresenius SE & Co. KGaA	2,349	87,460
GEA Group AG	932	19,253
Hannover Reuck SE	344	48,575
HeidelbergCement AG	830	35,460
Henkel AG & Co. KGaA	631	46,352
Infineon Technologies AG	7,130	102,927
KION Group AG	372	16,010
Knorr-Bremse AG	280	24,616
Lanxess AG	477	18,987
LEG Immobilien AG	388	43,509
Merck KGaA	746	75,318
MTU Aero Engines Holdings AG	297	42,945
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	825	165,883
OSRAM Licht AG (a)	201	7,199
OSRAM Licht AG (a)	449	19,908
Puma AG	482	28,320
Rheinmetall AG	249	17,305
RWE AG	3,306	86,457
SAP SE	6,175	689,426
Scout24 AG (b)	578	34,552
Siemens AG	4,614	386,354
Symrise AG	727	67,254
Thyssenkrupp AG (a)	2,264	11,925
TUI AG (GB)	2,492	10,908
Uniper SE	1,048	25,742
Vonovia SE	3,090	153,708
Wirecard AG	657	74,024
Zalando SE (a)(b)	758	28,569

TOTAL GERMANY		5,007,406

Greece - 0.1%
Alpha Bank AE (a)	7,169	5,307
EFG Eurobank Ergasias SA (a)	13,641	5,707
Greek Organization of Football Prognostics SA	1,203	9,064
Hellenic Telecommunications Organization SA	1,383	16,718
Jumbo SA	603	8,095
Lamda Development SA (a)	320	1,988
Motor Oil (HELLAS) Corinth Refineries SA	375	4,577
Mytilineos SA	696	4,652
National Bank of Greece SA (a)	3,139	4,141
Piraeus Bank SA (a)	1,781	2,544

TOTAL GREECE		62,793

Hong Kong - 2.3%
AIA Group Ltd.	69,000	617,870
Bank of East Asia Ltd.	8,203	17,530
Beijing Enterprises Holdings Ltd.	3,000	10,948
BOC Hong Kong (Holdings) Ltd.	20,500	56,273
China Everbright International Ltd.	20,222	11,498
China Jinmao Holdings Group Ltd.	28,000	17,850
China Merchants Holdings International Co. Ltd.	8,000	9,088
China Mobile Ltd.	31,500	236,070
China Overseas Land and Investment Ltd.	22,000	67,451
China Resources Beer Holdings Co. Ltd.	8,000	36,264
China Resources Power Holdings Co. Ltd.	10,000	10,967
China Taiping Insurance Group Ltd.	8,600	13,919
China Unicom Ltd.	34,000	19,831
CLP Holdings Ltd.	10,000	91,600
CNOOC Ltd.	92,000	95,604
CSPC Pharmaceutical Group Ltd.	26,000	51,144
Far East Horizon Ltd.	15,000	12,006
Fosun International Ltd.	13,000	14,924
Galaxy Entertainment Group Ltd.	15,000	79,002
Guangdong Investment Ltd.	16,000	30,705
Hang Lung Properties Ltd.	11,000	22,182
Hang Seng Bank Ltd.	4,200	71,557
Henderson Land Development Co. Ltd.	9,610	36,373
Hong Kong & China Gas Co. Ltd.	56,550	92,597
Hong Kong Exchanges and Clearing Ltd.	6,750	202,225
Lenovo Group Ltd.	36,000	19,071
Link (REIT)	12,000	101,142
MTR Corp. Ltd.	8,611	44,292
New World Development Co. Ltd.	33,000	35,187
Power Assets Holdings Ltd.	7,500	44,492
Sino Land Ltd.	16,292	20,504
Sun Art Retail Group Ltd.	12,500	18,389
Sun Hung Kai Properties Ltd.	8,500	111,129
Swire Pacific Ltd. (A Shares)	3,000	19,097
Swire Properties Ltd.	5,800	16,204
Techtronic Industries Co. Ltd.	10,000	63,499
Vitasoy International Holdings Ltd.	6,000	18,056
Wheelock and Co. Ltd.	4,000	27,104

TOTAL HONG KONG		2,463,644

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	2,842	16,769
OTP Bank PLC	1,247	36,218
Richter Gedeon PLC	800	15,103

TOTAL HUNGARY		68,090

India - 2.0%
Adani Ports & Special Economic Zone Ltd.	4,616	15,396
Asian Paints Ltd.	2,555	56,514
Avenue Supermarts Ltd. (a)(b)	600	17,420
Axis Bank Ltd.	13,006	65,424
Bajaj Finance Ltd.	1,403	41,262
Bajaj Finserv Ltd.	342	20,841
Bharat Petroleum Corp. Ltd.	4,682	19,693
Bharti Airtel Ltd. (a)	11,522	67,426
HDFC Bank Ltd.	24,171	276,583
HDFC Standard Life Insurance Co. Ltd. (b)	2,836	16,613
Hindustan Unilever Ltd.	4,092	124,835
Housing Development Finance Corp. Ltd.	9,840	213,287
ICICI Bank Ltd.	36,601	159,920
IndusInd Bank Ltd.	3,444	16,058
Infosys Ltd.	21,371	177,783
ITC Ltd.	48,572	110,691
JSW Steel Ltd.	5,826	11,309
Kotak Mahindra Bank Ltd.	6,728	115,735
Larsen & Toubro Ltd.	6,939	74,462
Maruti Suzuki India Ltd.	759	43,200
Power Grid Corp. of India Ltd.	13,404	28,305
Reliance Industries Ltd.	18,116	267,798
State Bank of India (a)	21,401	55,915
Sun Pharmaceutical Industries Ltd.	6,341	29,650
Tata Consultancy Services Ltd.	5,991	145,205
Titan Co. Ltd.	2,372	29,395
Ultratech Cemco Ltd.	637	27,434

TOTAL INDIA		2,228,154

Indonesia - 0.4%
Mitra Keluarga Karyasehat Tbk PT	30,200	3,981
PT ACE Hardware Indonesia Tbk	45,800	3,651
PT Adaro Energy Tbk	82,400	5,002
PT Astra International Tbk	117,900	28,031
PT Bank Central Asia Tbk	63,400	107,384
PT Bank Mandiri (Persero) Tbk	106,300	30,222
PT Bank Negara Indonesia (Persero) Tbk	43,400	10,165
PT Bank Rakyat Indonesia Tbk	303,500	56,197
PT Bank Tabungan Pensiunan Nasional Syariah Tbk (a)	12,500	1,632
PT Barito Pacific Tbk (a)	145,600	6,472
PT Charoen Pokphand Indonesia Tbk	40,300	12,206
PT Gudang Garam Tbk	2,500	6,300
PT Indah Kiat Pulp & Paper Tbk	13,000	3,196
PT Indocement Tunggal Prakarsa Tbk	11,100	8,507
PT Indofood CBP Sukses Makmur Tbk	12,900	8,087
PT Indofood Sukses Makmur Tbk	27,300	10,629
PT Jasa Marga Tbk	10,800	1,682
PT Kalbe Farma Tbk	120,500	8,866
PT Perusahaan Gas Negara Tbk Series B	56,300	2,675
PT Semen Gresik (Persero) Tbk	17,500	8,181
PT Telekomunikasi Indonesia Tbk Series B	272,500	52,924
PT Tower Bersama Infrastructure Tbk	55,200	3,063
PT United Tractors Tbk	9,000	9,326

TOTAL INDONESIA		388,379

Ireland - 0.5%
Bank Ireland Group PLC	5,153	9,606
CRH PLC	4,512	122,018
DCC PLC (United Kingdom)	580	36,222
Grafton Group PLC unit	1,274	8,338
ICON PLC (a)	307	41,752
James Hardie Industries PLC CDI	2,536	28,889
Kerry Group PLC Class A	857	100,034
Kingspan Group PLC (Ireland)	835	45,027
Paddy Power Betfair PLC (Ireland)	444	39,939
Ryanair Holdings PLC sponsored ADR (a)	1,212	64,345
Smurfit Kappa Group PLC	1,299	36,798
United Drug PLC (United Kingdom)	1,509	11,741

TOTAL IRELAND		544,709

Isle of Man - 0.0%
Gaming VC Holdings SA	3,258	22,567
NEPI Rockcastle PLC	2,824	11,775

TOTAL ISLE OF MAN		34,342

Israel - 0.5%
Airport City Ltd. (a)	429	6,299
Alony Hetz Properties & Investments Ltd.	764	8,910
Amot Investments Ltd.	870	5,159
Azrieli Group	213	12,317
Bank Hapoalim BM (Reg.)	6,241	37,554
Bank Leumi le-Israel BM	8,336	46,135
Bezeq The Israel Telecommunication Corp. Ltd. (a)	11,986	8,691
Check Point Software Technologies Ltd. (a)	670	67,362
CyberArk Software Ltd. (a)(d)	220	18,823
Elbit Systems Ltd. (Israel)	138	18,018
First International Bank of Israel	322	7,888
Gazit-Globe Ltd.	462	3,548
Isracard Ltd.	308	827
Israel Chemicals Ltd.	4,176	13,301
Israel Discount Bank Ltd. (Class A)	6,858	20,333
Kornit Digital Ltd. (a)	231	5,750
Melisron Ltd.	112	4,374
Mellanox Technologies Ltd. (a)	313	37,973
Mizrahi Tefahot Bank Ltd.	779	14,568
NICE Systems Ltd. (a)	352	52,032
Paz Oil Co. Ltd.	51	4,297
Plus500 Ltd.	558	7,381
Radware Ltd. (a)	234	4,930
Reit 1 Ltd.	988	4,815
Shikun & Binui Ltd.	1,210	4,202
Shufersal Ltd.	987	5,602
Strauss Group Ltd.	276	7,209
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	6,234	55,981
Tower Semiconductor Ltd. (a)	606	9,753
Wix.com Ltd. (a)	267	26,919

TOTAL ISRAEL		520,951

Italy - 1.2%
A2A SpA	8,595	10,604
Amplifon SpA	471	9,568
Assicurazioni Generali SpA	6,927	93,825
Astm SpA	415	7,267
Atlantia SpA	2,687	33,379
Azimut Holding SpA	628	8,938
Banca Mediolanum S.p.A.	1,396	7,007
Banco BPM SpA	8,867	11,438
Davide Campari-Milano SpA	2,400	17,211
Enel SpA	44,096	304,168
Eni SpA	14,535	144,441
FinecoBank SpA	2,834	25,498
Hera SpA	4,571	16,537
Infrastrutture Wireless Italiane SpA (b)	1,418	15,354
Interpump Group SpA	515	12,373
Intesa Sanpaolo SpA	90,192	145,936
Italgas SpA	2,573	14,078
Leonardo SpA	2,321	15,345
Mediobanca SpA	3,919	21,371
Moncler SpA	1,072	38,955
Nexi SpA (b)	1,436	18,681
Pirelli & C. SpA (b)	2,431	8,577
Poste Italiane SpA (b)	2,579	21,707
Prysmian SpA	1,550	24,609
Recordati SpA	587	24,732
Saipem SpA	3,316	7,995
Snam Rete Gas SpA	12,450	56,900
Telecom Italia SpA (a)	64,945	26,288
Terna SpA	8,125	51,073
UniCredit SpA	12,086	93,504
Unione di Banche Italiane SCpA	5,831	15,097
Unipol Gruppo SpA	2,177	7,424

TOTAL ITALY		1,309,880

Japan - 18.6%
ABC-MART, Inc.	200	10,063
ACOM Co. Ltd.	2,600	10,615
Activia Properties, Inc.	4	12,983
Advance Residence Investment Corp.	8	23,325
Advantest Corp.	1,100	44,399
Aeon (REIT) Investment Corp.	9	8,663
AEON Co. Ltd.	5,000	111,555
AEON MALL Co. Ltd.	600	7,606
Agc, Inc.	1,300	32,148
Aica Kogyo Co. Ltd.	400	11,514
Ain Holdings, Inc.	200	11,811
Air Water, Inc.	1,200	16,584
Aisin Seiki Co. Ltd.	1,000	24,776
Ajinomoto Co., Inc.	3,100	57,964
Alfresa Holdings Corp.	1,200	22,477
Alps Electric Co. Ltd.	1,300	12,683
Amada Holdings Co. Ltd.	2,100	16,659
Amano Corp.	400	8,880
Ana Holdings, Inc.	1,900	46,632
Anritsu Corp.	800	14,925
Aozora Bank Ltd.	700	13,424
Asahi Group Holdings	2,600	84,873
ASAHI INTECC Co. Ltd.	1,500	37,275
Asahi Kasei Corp.	8,000	56,055
Asics Corp.	1,100	10,220
Astellas Pharma, Inc.	10,300	160,068
Azbil Corp.	800	20,862
Bandai Namco Holdings, Inc.	1,300	63,365
Bank of Kyoto Ltd.	400	12,797
Benesse Holdings, Inc.	500	12,792
Bic Camera, Inc.	1,000	8,138
Bridgestone Corp.	3,500	107,137
Brother Industries Ltd.	1,500	23,074
Calbee, Inc.	700	19,016
Canon, Inc.	6,100	132,559
Capcom Co. Ltd.	400	12,611
Casio Computer Co. Ltd.	1,300	18,341
Central Japan Railway Co.	1,200	193,295
Chiba Bank Ltd.	4,300	18,916
Chubu Electric Power Co., Inc.	4,100	58,130
Chugai Pharmaceutical Co. Ltd.	1,200	139,502
Chugoku Electric Power Co., Inc.	1,800	25,244
Coca-Cola West Co. Ltd.	900	18,573
Comforia Residential REIT, Inc.	3	8,579
COMSYS Holdings Corp.	700	18,118
Concordia Financial Group Ltd.	7,000	20,507
Cosmos Pharmaceutical Corp.	100	23,976
Credit Saison Co. Ltd.	900	10,513
CyberAgent, Inc.	600	23,381
Dai Nippon Printing Co. Ltd.	1,700	36,379
Dai-ichi Mutual Life Insurance Co.	6,800	81,929
Daicel Chemical Industries Ltd.	1,700	12,474
Daifuku Co. Ltd.	700	44,594
Daiichi Sankyo Kabushiki Kaisha	3,500	241,981
Daiichikosho Co. Ltd.	300	8,038
Daikin Industries Ltd.	1,700	205,214
Dainippon Sumitomo Pharma Co. Ltd.	1,000	13,048
Daito Trust Construction Co. Ltd.	400	37,442
Daiwa House Industry Co. Ltd.	3,800	94,625
Daiwa House REIT Investment Corp.	11	26,977
Daiwa Office Investment Corp.	2	11,086
Daiwa Securities Group, Inc.	8,900	34,698
Denki Kagaku Kogyo KK	500	10,588
DENSO Corp.	3,000	95,863
Dentsu Group, Inc.	1,400	27,173
Dic Corp.	500	11,128
Disco Corp.	181	35,956
Dmg Mori Co. Ltd.	700	5,872
Dowa Holdings Co. Ltd.	300	7,893
East Japan Railway Co.	2,200	166,475
Ebara Corp.	500	9,565
Eisai Co. Ltd.	1,700	125,391
Electric Power Development Co. Ltd.	996	20,175
Ezaki Glico Co. Ltd.	300	12,667
FamilyMart Co. Ltd.	1,450	26,134
Fancl Corp.	500	11,286
Fanuc Corp.	1,100	146,988
Fast Retailing Co. Ltd.	400	164,390
Frontier Real Estate Investment Corp.	3	8,496
Fuji Electric Co. Ltd.	800	18,221
Fujifilm Holdings Corp.	2,300	116,342
Fujitsu Ltd.	1,100	99,795
Fukuoka Financial Group, Inc.	1,100	14,639
Glory Ltd.	300	6,947
GLP J-REIT	22	24,880
GMO Payment Gateway, Inc.	200	14,099
GOLDWIN, Inc.	200	11,197
Hakuhodo DY Holdings, Inc.	1,700	17,233
Hamamatsu Photonics K.K.	800	32,885
Hankyu Hanshin Holdings, Inc.	1,500	50,709
Harmonic Drive Systems, Inc.	200	8,789
Haseko Corp.	1,500	16,140
Hikari Tsushin, Inc.	100	16,861
Hino Motors Ltd.	1,600	8,645
Hirose Electric Co. Ltd.	200	20,832
Hisamitsu Pharmaceutical Co., Inc.	500	23,436
Hitachi Chemical Co. Ltd.	600	25,613
Hitachi Construction Machinery Co. Ltd.	600	12,215
Hitachi High-Technologies Corp.	400	29,686
Hitachi Ltd.	5,500	160,767
Hitachi Metals Ltd.	1,100	11,652
Honda Motor Co. Ltd.	10,400	232,715
Horiba Ltd.	200	10,007
Hoshizaki Corp.	300	22,627
House Foods Group, Inc.	400	13,113
Hoya Corp.	2,200	188,235
Hulic (REIT), Inc.	7	8,151
Hulic Co. Ltd.	2,900	29,614
Ibiden Co. Ltd.	800	17,641
Idemitsu Kosan Co. Ltd.	1,387	31,965
IHI Corp.	900	10,563
Iida Group Holdings Co. Ltd.	1,000	13,922
Industrial & Infrastructure Fund Investment Corp.	10	13,597
INPEX Corp.	6,200	35,104
Invesco Office J-REIT, Inc.	51	6,783
Invincible Investment Corp.	35	7,887
Isetan Mitsukoshi Holdings Ltd.	2,200	12,890
Isuzu Motors Ltd.	3,600	23,949
IT Holdings Corp.	1,200	19,943
ITO EN Ltd.	400	21,279
Itochu Corp.	9,000	187,701
ITOCHU Techno-Solutions Corp.	500	14,346
J. Front Retailing Co. Ltd.	1,600	13,362
Japan Airlines Co. Ltd.	1,900	34,917
Japan Airport Terminal Co. Ltd.	400	15,531
Japan Excellent, Inc.	7	8,086
Japan Exchange Group, Inc.	3,100	54,951
Japan Hotel REIT Investment Corp.	27	7,885
Japan Logistics Fund, Inc.	5	11,156
Japan Post Holdings Co. Ltd.	8,500	66,854
Japan Prime Realty Investment Corp.	5	15,113
Japan Real Estate Investment Corp.	8	47,096
Japan Retail Fund Investment Corp.	15	17,047
Japan Tobacco, Inc.	6,400	118,379
JFE Holdings, Inc.	3,300	21,575
JGC Corp.	1,500	12,109
JSR Corp.	1,100	20,389
JTEKT Corp.	1,400	9,570
JX Holdings, Inc.	18,400	63,350
K's Holdings Corp.	1,200	11,417
Kagome Co. Ltd.	500	13,043
Kajima Corp.	2,900	29,910
Kakaku.com, Inc.	700	12,923
Kaken Pharmaceutical Co. Ltd.	200	9,356
Kamigumi Co. Ltd.	700	11,900
Kaneka Corp.	400	9,635
Kansai Electric Power Co., Inc.	4,700	52,606
Kansai Paint Co. Ltd.	1,500	28,710
Kao Corp.	2,700	221,725
Kawasaki Heavy Industries Ltd.	1,000	14,592
KDDI Corp.	9,100	268,801
Keihan Electric Railway Co., Ltd.	600	26,784
Keihin Electric Express Railway Co. Ltd.	1,600	27,037
Keio Corp.	700	41,600
Keisei Electric Railway Co.	1,000	29,017
Kenedix Office Investment Corp.	2	10,584
Kewpie Corp.	700	14,068
Keyence Corp.	1,100	356,317
Kikkoman Corp.	1,100	47,110
Kinden Corp.	800	11,867
Kintetsu Group Holdings Co. Ltd.	1,100	51,151
Kirin Holdings Co. Ltd.	5,200	103,371
Kobayashi Pharmaceutical Co. Ltd.	300	27,900
Kobe Bussan Co. Ltd.	300	11,886
Koito Manufacturing Co. Ltd.	700	23,794
Komatsu Ltd.	5,500	89,009
Konami Holdings Corp.	600	18,498
Konica Minolta, Inc.	2,800	11,432
Kose Corp.	200	24,794
Kubota Corp.	6,600	84,798
Kuraray Co. Ltd.	2,100	21,327
Kurita Water Industries Ltd.	600	13,939
Kyocera Corp.	2,000	119,191
Kyowa Exeo Corp.	700	15,663
Kyowa Hakko Kirin Co., Ltd.	1,400	31,535
Kyushu Electric Power Co., Inc.	2,700	21,821
Kyushu Financial Group, Inc.	2,700	10,371
Kyushu Railway Co.	900	25,947
LaSalle Logiport REIT	8	10,848
Lasertec Corp.	400	18,824
Lawson, Inc.	300	16,545
LINE Corp. (a)	300	14,484
Lion Corp.	1,700	36,569
LIXIL Group Corp.	1,700	21,265
M3, Inc.	2,500	74,285
Mabuchi Motor Co. Ltd.	300	8,984
Maeda Road Construction Co. Ltd.	200	3,759
Makita Corp.	1,600	49,328
Mani, Inc.	400	9,854
Marubeni Corp.	9,900	49,627
Marui Group Co. Ltd.	1,299	21,927
Maruichi Steel Tube Ltd.	400	9,668
Matsumotokiyoshi Holdings Co. Ltd.	500	18,275
Mazda Motor Corp.	3,400	17,955
McDonald's Holdings Co. (Japan) Ltd.	400	18,117
MCUBS MidCity Investment Corp.	10	7,115
Mebuki Financial Group, Inc.	5,700	11,662
Medipal Holdings Corp.	1,300	24,398
Meiji Holdings Co. Ltd.	800	57,140
Mercari, Inc. (a)	500	9,765
Minebea Mitsumi, Inc.	2,400	36,025
Misumi Group, Inc.	1,600	35,043
Mitsubishi Chemical Holdings Corp.	8,100	48,423
Mitsubishi Corp.	9,100	193,933
Mitsubishi Electric Corp.	12,300	152,713
Mitsubishi Estate Co. Ltd.	7,900	117,187
Mitsubishi Gas Chemical Co., Inc.	1,200	13,124
Mitsubishi Heavy Industries Ltd.	1,900	48,284
Mitsubishi Logistics Corp.	500	10,146
Mitsubishi Materials Corp.	700	14,420
Mitsubishi Motors Corp. of Japan	3,700	10,530
Mitsubishi UFJ Financial Group, Inc.	74,100	277,249
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,200	15,833
Mitsui & Co. Ltd.	9,900	138,430
Mitsui Chemicals, Inc.	1,100	20,982
Mitsui Fudosan Co. Ltd.	5,600	97,417
Mitsui Fudosan Logistics Park, Inc.	2	8,482
Mitsui OSK Lines Ltd.	700	11,373
Miura Co. Ltd.	600	21,511
Mizuho Financial Group, Inc.	144,900	166,241
MonotaRO Co. Ltd.	800	21,338
Mori Hills REIT Investment Corp.	9	12,011
Morinaga & Co. Ltd.	300	12,332
Morinaga Milk Industry Co. Ltd.	200	7,775
MS&AD Insurance Group Holdings, Inc.	2,800	78,772
Murata Manufacturing Co. Ltd.	3,700	183,945
Nabtesco Corp.	700	16,243
Nagoya Railroad Co. Ltd.	1,100	30,997
Nankai Electric Railway Co. Ltd.	600	13,727
NEC Corp.	1,500	55,034
New Hampshire Foods Ltd.	590	20,659
Nexon Co. Ltd.	2,700	44,320
NGK Insulators Ltd.	1,600	21,085
NGK Spark Plug Co. Ltd.	1,000	14,155
NHK Spring Co. Ltd.	1,200	7,901
Nichirei Corp.	700	19,888
Nidec Corp.	3,200	166,867
Nifco, Inc.	500	9,021
Nihon Kohden Corp.	500	18,879
Nihon M&A Center, Inc.	800	21,986
Nihon Unisys Ltd.	500	13,453
Nikon Corp.	2,300	21,348
Nintendo Co. Ltd.	700	272,058
Nippon Accommodations Fund, Inc.	3	16,294
Nippon Building Fund, Inc.	8	53,867
Nippon Express Co. Ltd.	500	24,599
Nippon Kayaku Co. Ltd.	1,000	9,254
Nippon Paint Holdings Co. Ltd.	1,100	57,903
Nippon REIT Investment Corp.	3	8,900
Nippon Shinyaku Co. Ltd.	400	31,546
Nippon Shokubai Co. Ltd.	200	9,207
Nippon Steel & Sumitomo Metal Corp.	5,400	46,474
Nippon Suisan Kaisha Co. Ltd.	1,900	8,446
Nippon Telegraph & Telephone Corp.	14,000	334,833
Nippon Yusen KK	1,000	11,960
Nishi-Nippon Railroad Co. Ltd.	500	12,355
Nissan Chemical Corp.	800	29,314
Nissan Motor Co. Ltd.	13,700	45,836
Nisshin Seifun Group, Inc.	1,500	25,138
Nissin Food Holdings Co. Ltd.	500	41,851
Nitori Holdings Co. Ltd.	500	67,798
Nitto Denko Corp.	900	40,386
NKSJ Holdings, Inc.	2,100	65,290
NOF Corp.	500	15,950
Nomura Holdings, Inc.	19,000	80,182
Nomura Real Estate Holdings, Inc.	700	11,425
Nomura Real Estate Master Fund, Inc.	26	33,030
Nomura Research Institute Ltd.	2,200	46,813
NSK Ltd.	2,800	18,072
NTT Data Corp.	3,700	35,787
NTT DOCOMO, Inc.	6,800	213,565
Obayashi Corp.	4,100	35,309
OBIC Co. Ltd.	400	52,676
Odakyu Electric Railway Co. Ltd.	1,900	41,914
Oji Holdings Corp.	5,700	30,693
Olympus Corp.	7,400	107,499
OMRON Corp.	1,200	62,832
Ono Pharmaceutical Co. Ltd.	2,900	67,049
Oracle Corp. Japan	200	17,559
Oriental Land Co. Ltd.	1,300	167,087
ORIX Corp.	7,600	91,921
ORIX JREIT, Inc.	16	21,130
Osaka Gas Co. Ltd.	2,400	45,444
Otsuka Corp.	600	25,780
Otsuka Holdings Co. Ltd.	3,200	124,859
Pan Pacific International Hold	3,400	64,791
Panasonic Corp.	13,300	100,686
Park24 Co. Ltd.	600	8,878
Penta-Ocean Construction Co. Ltd.	1,600	8,467
PeptiDream, Inc. (a)	600	21,037
Persol Holdings Co., Ltd.	1,100	11,110
Pigeon Corp.	700	26,984
Pola Orbis Holdings, Inc.	500	9,277
Premier Investment Corp.	7	7,754
Rakuten, Inc.	4,700	35,843
Recruit Holdings Co. Ltd.	9,100	235,065
Relo Group, Inc.	600	12,650
Renesas Electronics Corp. (a)	5,900	21,345
Rengo Co. Ltd.	1,400	10,963
Resona Holdings, Inc.	12,500	37,805
Ricoh Co. Ltd.	4,300	31,753
Rinnai Corp.	200	14,229
ROHM Co. Ltd.	500	27,575
Rohto Pharmaceutical Co. Ltd.	600	16,517
Ryohin Keikaku Co. Ltd.	1,500	16,936
Sankyo Co. Ltd. (Gunma)	2	59
Sankyu, Inc.	300	11,258
Santen Pharmaceutical Co. Ltd.	2,300	39,743
Sanwa Holdings Corp.	1,400	10,989
Sapporo Holdings Ltd.	500	9,268
Sawai Pharmaceutical Co. Ltd.	300	16,099
SBI Holdings, Inc. Japan	1,300	19,078
Screen Holdings Co. Ltd.	300	11,160
SCSK Corp.	300	13,434
Secom Co. Ltd.	1,200	100,152
Sega Sammy Holdings, Inc.	1,000	12,230
Seibu Holdings, Inc.	1,600	17,678
Seiko Epson Corp.	1,800	19,586
Seino Holdings Co. Ltd.	1,100	12,000
Sekisui Chemical Co. Ltd.	2,600	34,651
Sekisui House (REIT), Inc.	23	14,802
Sekisui House Ltd.	3,700	61,406
Seven & i Holdings Co. Ltd.	4,500	148,612
Seven Bank Ltd.	4,100	10,638
SG Holdings Co. Ltd.	1,400	33,501
Sharp Corp.	1,200	12,667
Shikoku Electric Power Co., Inc.	1,200	9,531
Shimadzu Corp.	1,500	39,688
Shimamura Co. Ltd.	100	6,064
SHIMANO, Inc.	500	71,307
SHIMIZU Corp.	4,200	33,006
Shin-Etsu Chemical Co. Ltd.	2,200	216,232
Shinsei Bank Ltd.	1,200	16,093
Shionogi & Co. Ltd.	1,700	83,741
Ship Healthcare Holdings, Inc.	200	8,231
Shiseido Co. Ltd.	2,300	136,513
Shizuoka Bank Ltd.	3,289	20,096
SHO-BOND Holdings Co. Ltd.	300	12,053
Shochiku Co. Ltd.	100	11,272
Showa Denko K.K.	900	18,724
Skylark Co. Ltd.	1,100	16,389
SMC Corp.	380	161,683
SoftBank Corp.	9,300	118,883
SoftBank Group Corp.	9,400	332,782
Sohgo Security Services Co., Ltd.	500	24,459
Sojitz Corp.	6,400	15,118
Sony Corp.	7,300	432,405
Sony Financial Holdings, Inc.	900	15,292
Sotetsu Holdings, Inc.	500	12,895
Square Enix Holdings Co. Ltd.	500	22,437
Stanley Electric Co. Ltd.	900	17,845
Subaru Corp.	3,600	69,422
Sugi Holdings Co. Ltd.	200	10,732
Sumco Corp.	1,500	19,433
Sumitomo Chemical Co. Ltd.	9,500	28,361
Sumitomo Corp.	7,100	81,813
Sumitomo Electric Industries Ltd.	4,500	47,626
Sumitomo Forestry Co. Ltd.	1,000	12,881
Sumitomo Heavy Industries Ltd.	700	12,701
Sumitomo Metal Mining Co. Ltd.	1,500	30,942
Sumitomo Mitsui Financial Group, Inc.	7,800	189,488
Sumitomo Mitsui Trust Holdings, Inc.	2,100	60,333
Sumitomo Realty & Development Co. Ltd.	2,700	66,166
Sumitomo Rubber Industries Ltd.	1,100	10,425
Sundrug Co. Ltd.	400	12,871
Suntory Beverage & Food Ltd.	700	26,594
Suzuken Co. Ltd.	500	18,298
Suzuki Motor Corp.	2,600	62,494
Sysmex Corp.	900	65,672
T&D Holdings, Inc.	3,400	27,953
Taiheiyo Cement Corp.	800	13,764
Taisei Corp.	1,300	39,958
Taisho Pharmaceutical Holdings Co. Ltd.	300	18,526
Taiyo Nippon Sanso Corp.	1,200	17,867
Taiyo Yuden Co. Ltd.	700	18,625
Takara Holdings, Inc.	1,200	9,040
Takashimaya Co. Ltd.	1,000	9,049
Takeda Pharmaceutical Co. Ltd.	9,038	275,190
TDK Corp.	728	56,737
TechnoPro Holdings, Inc.	200	9,430
Teijin Ltd.	1,100	18,721
Terumo Corp.	3,970	137,349
The Chugoku Bank Ltd.	1,200	10,747
The Hachijuni Bank Ltd.	3,200	11,636
THK Co. Ltd.	700	14,400
Tobu Railway Co. Ltd.	1,200	42,074
Toho Co. Ltd.	800	24,552
Toho Gas Co. Ltd.	600	27,342
Tohoku Electric Power Co., Inc.	2,830	27,399
Tokai Carbon Co. Ltd.	1,200	9,955
Tokio Marine Holdings, Inc.	4,000	184,143
Tokuyama Corp.	400	7,782
Tokyo Century Corp.	300	9,444
Tokyo Electric Power Co., Inc. (a)	4,600	16,128
Tokyo Electron Ltd.	900	170,374
Tokyo Gas Co. Ltd.	2,200	52,297
Tokyo Tatemono Co. Ltd.	1,200	12,801
Tokyu Corp.	3,200	50,593
Tokyu Fudosan Holdings Corp.	3,400	16,379
Tokyu REIT, Inc.	5	6,575
Toppan Printing Co. Ltd.	2,000	30,802
Toray Industries, Inc.	9,400	40,688
Toshiba Corp.	2,400	53,123
Tosoh Corp.	1,900	21,734
Toto Ltd.	900	30,091
Toyo Seikan Group Holdings Ltd.	900	10,329
Toyo Suisan Kaisha Ltd.	600	29,128
Toyo Tire Corp.	800	9,226
Toyota Industries Corp.	1,200	57,810
Toyota Motor Corp.	14,900	897,947
Toyota Tsusho Corp.	1,400	33,150
Trend Micro, Inc.	700	34,764
Tsumura & Co.	400	10,238
Tsuruha Holdings, Inc.	200	26,524
Ube Industries Ltd.	600	9,246
Unicharm Corp.	2,500	94,187
United Urban Investment Corp.	18	17,996
Unizo Holdings Co. Ltd.	200	11,104
Ushio, Inc.	700	6,725
USS Co. Ltd.	1,300	17,966
Welcia Holdings Co. Ltd.	300	21,065
West Japan Railway Co.	1,100	75,662
Workman Co. Ltd.	100	5,524
Yahoo! Japan Corp.	15,100	48,871
Yakult Honsha Co. Ltd.	900	53,485
Yamada Denki Co. Ltd.	4,100	16,434
Yamaha Corp.	1,000	39,200
Yamaha Motor Co. Ltd.	1,800	21,880
Yamato Holdings Co. Ltd.	2,400	37,878
Yamazaki Baking Co. Ltd.	1,000	20,990
Yaskawa Electric Corp.	1,500	41,516
Yokogawa Electric Corp.	1,400	16,965
Yokohama Rubber Co. Ltd.	800	9,992
Zenkoku Hosho Co. Ltd.	300	9,472
Zensho Holdings Co. Ltd.	500	9,584
Zeon Corp.	1,200	9,084
Zozo, Inc.	1,100	14,844

TOTAL JAPAN		20,317,624

Korea (South) - 3.0%
Alteogen, Inc. (a)	63	4,237
AMOREPACIFIC Corp.	161	22,252
AMOREPACIFIC Group, Inc.	194	8,816
BGF Retail Co. Ltd.	55	5,955
BS Financial Group, Inc.	1,634	5,944
Bukwang Pharmaceutical Co. Ltd.	10	208
Celltrion Healthcare Co. Ltd. (a)	465	34,213
Celltrion Pharm, Inc. (a)	3	197
Celltrion, Inc. (a)	623	117,022
Cheil Industries, Inc.	534	39,246
Cheil Worldwide, Inc.	370	4,810
CJ CheilJedang Corp.	47	8,327
CJ Corp.	71	3,756
CJ O Shopping Co. Ltd.	63	5,379
Com2uS Corp.	59	4,084
Coway Co. Ltd.	294	13,939
Daelim Industrial Co.	140	8,463
Daewoo Engineering & Construction Co. Ltd. (a)	1,245	3,002
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	264	2,913
Db Insurance Co. Ltd.	287	8,180
DGB Financial Group Co. Ltd.	544	2,048
Dongbu HiTek Co. Ltd.	196	3,481
Doosan Bobcat, Inc.	221	3,254
DuzonBizon Co. Ltd.	104	6,910
E-Mart Co. Ltd.	120	10,483
EO Technics Co. Ltd.	47	2,336
F&F Co. Ltd.	47	3,570
Fila Holdings Corp.	269	6,410
GemVax & Kael Co. Ltd. (a)	191	3,705
Genexine Co. Ltd. (a)	94	4,657
GS Engineering & Construction Corp.	401	6,743
GS Holdings Corp.	284	8,573
GS Retail Co. Ltd.	179	4,537
Hana Financial Group, Inc.	1,730	32,779
Hanjin Kal Corp.	239	14,566
Hankook Tire Co. Ltd.	498	7,904
Hanmi Pharm Co. Ltd.	39	8,365
Hanmi Science Co. Ltd.	219	4,841
Hanon Systems	1,035	7,530
Hansol Chemical Co. Ltd.	47	3,042
Hanssem Co. Ltd.	57	2,352
Hanwha Aerospace Co. Ltd. (a)	197	3,321
Hanwha Corp.	376	4,719
Hanwha Solutions Corp.	528	5,803
HDC Hyundai Development Co.	364	4,643
Hite Jinro Co. Ltd.	190	4,184
HLB Life Science Co. Ltd. (a)	226	3,782
HLB, Inc. (a)	215	15,872
Hotel Shilla Co.	194	11,218
HUGEL, Inc. (a)	16	4,423
Hyundai Department Store Co. Ltd.	86	4,148
Hyundai Elevator Co. Ltd.	83	3,887
Hyundai Engineering & Construction Co. Ltd.	423	9,524
Hyundai Fire & Marine Insurance Co. Ltd.	298	5,536
Hyundai Glovis Co. Ltd.	113	8,397
Hyundai Heavy Industries Co. Ltd. (a)	253	16,311
Hyundai Merchant Marine Co. Ltd. (a)	1,895	4,819
Hyundai Mipo Dockyard Co. Ltd.	155	3,445
Hyundai Mobis	389	54,083
Hyundai Motor Co.	756	55,003
Hyundai Robotics Co. Ltd.	58	9,396
Hyundai Steel Co.	513	7,553
Iljin Materials Co. Ltd.	116	2,988
Industrial Bank of Korea	1,635	10,058
INNOCEAN Worldwide, Inc.	61	2,632
Kakao Corp.	302	38,519
Kangwon Land, Inc.	604	9,785
KB Financial Group, Inc.	2,260	63,466
KCC Corp.	26	2,762
Kia Motors Corp.	1,558	33,226
KMW Co. Ltd. (a)	153	6,300
Koh Young Technology, Inc.	65	4,137
Korea Aerospace Industries Ltd.	392	6,736
Korea Electric Power Corp. (a)	1,770	27,598
Korea Express Co. Ltd. (a)	48	5,355
Korea Gas Corp.	265	4,673
Korea Investment Holdings Co. Ltd.	218	8,896
Korea Zinc Co. Ltd.	72	21,024
Korean Air Lines Co. Ltd.	352	5,399
Korean Reinsurance Co.	485	2,904
KT&G Corp.	727	44,545
Kumho Petro Chemical Co. Ltd.	108	5,740
LG Chemical Ltd.	240	60,042
LG Corp.	753	36,441
LG Display Co. Ltd. (a)	1,293	11,601
LG Electronics, Inc.	626	24,749
LG Household & Health Care Ltd.	49	45,015
LG Innotek Co. Ltd.	80	7,481
LG Telecom Ltd.	1,393	12,340
Lotte Chemical Corp.	89	14,089
Lotte Confectionery Co. Ltd.	266	5,236
Lotte Shopping Co. Ltd.	85	5,229
LS Cable Ltd.	144	3,414
Mando Corp.	190	3,226
Medy-Tox, Inc.	24	3,884
Meritz Securities Co. Ltd.	1,846	4,285
Mezzion Pharma Co. Ltd. (a)	40	4,269
Mirae Asset Daewoo Co. Ltd.	2,142	9,259
NAVER Corp.	830	115,736
NCSOFT Corp.	92	49,201
Netmarble Corp. (a)(b)	241	18,424
Nong Shim Co. Ltd.	17	4,023
Oci Co. Ltd.	106	3,026
Orion Corp./Republic of Korea	134	12,640
Ottogi Corp.	10	3,900
Paradise Co. Ltd.	228	2,422
Pearl Abyss Corp. (a)	46	6,754
POSCO	405	53,484
POSCO Chemtech Co. Ltd.	128	4,599
S-Oil Corp.	230	10,772
S1 Corp.	93	6,103
Samsung Biologics Co. Ltd. (a)(b)	96	37,954
Samsung Electro-Mechanics Co. Ltd.	332	26,606
Samsung Electronics Co. Ltd.	29,201	1,143,705
Samsung Engineering Co. Ltd. (a)	831	6,918
Samsung Fire & Marine Insurance Co. Ltd.	185	23,369
Samsung Heavy Industries Co. Ltd. (a)	2,576	8,241
Samsung Life Insurance Co. Ltd.	513	18,094
Samsung SDI Co. Ltd.	314	61,942
Samsung SDS Co. Ltd.	227	27,836
Samsung Securities Co. Ltd.	289	6,957
Shinhan Financial Group Co. Ltd.	2,709	63,281
Shinsegae Co. Ltd.	41	7,315
SillaJen, Inc. (a)	371	4,032
SK C&C Co. Ltd.	214	29,402
SK Energy Co. Ltd.	325	23,192
SK Hynix, Inc.	3,076	210,172
SK Telecom Co. Ltd.	192	27,884
SKC Co. Ltd.	109	3,326
Soulbrain Co. Ltd.	62	3,229
STX Pan Ocean Co. Ltd. (Korea) (a)	1,176	2,850
ViroMed Co. Ltd.	121	6,818
WONIK IPS Co. Ltd.	169	3,459
Woori Financial Group, Inc. (a)	2,896	18,172
Woori Investment & Securities Co. Ltd.	684	5,044
Yuhan Corp.	61	11,458

TOTAL KOREA (SOUTH)		3,318,739

Kuwait - 0.2%
Agility Public Warehousing Co. KSC	5,755	10,462
Boubyan Bank KSC	4,990	8,147
Gulf Bank	11,083	7,365
Kuwait Finance House KSCP	23,140	46,724
Mobile Telecommunication Co.	12,123	19,986
National Bank of Kuwait	39,174	90,113

TOTAL KUWAIT		182,797

Luxembourg - 0.2%
Aperam	287	6,070
ArcelorMittal SA (Netherlands)	3,616	34,137
Aroundtown SA	6,292	31,494
B&M European Value Retail SA	5,024	17,063
Globant SA (a)	210	18,455
Millicom International Cellular SA (depository receipt)	570	15,837
RTL Group SA	239	8,004
SES SA (France) (depositary receipt)	2,209	12,959
Spotify Technology SA (a)(d)	554	67,278
Subsea 7 SA	1,370	6,471
Tenaris SA	2,731	16,476

TOTAL LUXEMBOURG		234,244

Malaysia - 0.6%
AMMB Holdings Bhd	10,500	7,299
Axiata Group Bhd	26,899	20,445
Bumiputra-Commerce Holdings Bhd	37,716	31,463
Dialog Group Bhd	23,600	16,625
DiGi.com Bhd	18,700	18,850
Fraser & Neave Holdings BHD	900	6,469
Gamuda Bhd	14,200	9,312
Genting Bhd	12,700	11,036
Genting Malaysia Bhd	20,200	9,408
Hartalega Holdings Bhd	9,400	14,986
Hong Leong Bank Bhd	4,600	14,347
IHH Healthcare Bhd	18,000	21,522
IJM Corp. Bhd	16,900	6,227
Inari Amertron Bhd	13,600	3,908
IOI Corp. Bhd	17,500	16,221
KLCC Property Holdings Bhd	2,300	4,152
Kuala Lumpur Kepong Bhd	3,244	15,605
Malayan Banking Bhd	36,605	63,193
Malaysia Airports Holdings Bhd	6,400	6,407
Maxis Bhd	13,200	16,364
MISC Bhd	9,100	15,689
Nestle (Malaysia) BHD	300	9,503
Petronas Chemicals Group Bhd	16,200	18,957
Petronas Dagangan Bhd	1,900	9,316
Petronas Gas Bhd	4,400	15,702
PPB Group Bhd	3,900	14,839
Press Metal Bhd	9,600	7,319
Public Bank Bhd	17,200	63,372
QL Resources Bhd	5,000	8,574
RHB Capital Bhd	16,900	18,367
Sime Darby Bhd	19,100	7,480
Sime Darby Plantation Bhd	16,900	19,346
Telekom Malaysia Bhd	9,300	8,081
Tenaga Nasional Bhd	18,100	50,414
Top Glove Corp. Bhd	8,100	12,106
Westports Holdings Bhd	6,300	4,934
Yinson Holdings Bhd	3,400	3,758

TOTAL MALAYSIA		601,596

Mexico - 0.4%
Alfa SA de CV Series A	16,500	4,451
Alsea S.A.B. de CV (a)	2,800	1,792
America Movil S.A.B. de CV Series L	133,400	79,008
Banco Santander Mexico SA	6	4
CEMEX S.A.B. de CV unit	85,100	17,685
Coca-Cola FEMSA S.A.B. de CV unit	3,100	12,499
Concentradora Fibra Danhos SA de CV	4,900	4,015
Embotelladoras Arca S.A.B. de CV	2,400	9,673
Fibra Uno Administracion SA de CV	17,500	13,714
Fomento Economico Mexicano S.A.B. de CV unit	10,600	63,995
Gruma S.A.B. de CV Series B	1,375	10,530
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	2,100	11,277
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	1,195	11,252
Grupo Aeroportuario Norte S.A.B. de CV	1,900	6,421
Grupo Bimbo S.A.B. de CV Series A	8,500	12,355
Grupo Carso SA de CV Series A1	2,700	5,300
Grupo Elektra SA de CV	340	20,123
Grupo Financiero Banorte S.A.B. de CV Series O	14,000	38,360
Grupo Financiero Inbursa S.A.B. de CV Series O	12,200	8,763
Grupo Mexico SA de CV Series B	18,300	33,742
Grupo Televisa SA de CV	14,400	16,572
Industrias Penoles SA de CV	620	4,126
Infraestructura Energetica Nova S.A.B. de CV	2,900	8,884
Kimberly-Clark de Mexico SA de CV Series A	8,300	12,568
Mexichem S.A.B. de CV	5,700	6,269
Promotora y Operadora de Infraestructura S.A.B. de CV	1,160	7,784
Wal-Mart de Mexico SA de CV Series V	28,900	67,918

TOTAL MEXICO		489,080

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	21,000	28,561
Netherlands - 3.1%
ABN AMRO Group NV GDR (b)	2,413	19,581
Adyen BV (a)(b)	138	116,230
AerCap Holdings NV (a)	773	17,617
Airbus Group NV	3,437	221,624
Akzo Nobel NV	1,158	76,160
Argenx SE (a)	245	32,250
ASM International NV (Netherlands)	276	28,081
ASML Holding NV (Netherlands)	2,428	640,057
CNH Industrial NV	5,739	32,685
Euronext NV (b)	407	29,969
EXOR NV	549	28,295
Ferrari NV	727	111,983
Fiat Chrysler Automobiles NV (Italy)	6,305	45,010
Heineken Holding NV	577	44,965
Heineken NV (Bearer)	1,349	114,481
ING Groep NV (Certificaten Van Aandelen)	22,315	114,344
Koninklijke Ahold Delhaize NV	6,282	146,349
Koninklijke DSM NV	1,036	116,539
Koninklijke KPN NV	20,236	48,393
Koninklijke Philips Electronics NV	5,173	212,390
NN Group NV	1,769	48,074
NXP Semiconductors NV	1,594	132,190
Prosus NV (a)	2,413	168,960
QIAGEN NV (Germany) (a)	1,290	51,618
Randstad NV	712	25,128
STMicroelectronics NV (Italy)	3,740	79,327
Takeaway.com Holding BV (a)(b)	600	45,374
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	790	45,288
Unilever NV	8,338	409,823
Wolters Kluwer NV	1,558	110,479
X5 Retail Group NV GDR (Reg. S)	653	17,448
Yandex NV Series A (a)	1,414	48,147

TOTAL NETHERLANDS		3,378,859

New Zealand - 0.2%
Auckland International Airport Ltd.	5,564	16,567
Chorus Ltd.	2,451	10,077
Contact Energy Ltd.	4,275	14,693
Fisher & Paykel Healthcare Corp.	3,327	60,311
Fletcher Building Ltd.	5,038	10,522
Goodman Property Trust	5,707	7,305
Infratil Ltd.	3,652	8,520
Kiwi Property Group Ltd.	8,381	4,701
Mercury Nz Ltd.	3,454	8,697
Meridian Energy Ltd.	7,334	17,680
Ryman Healthcare Group Ltd.	2,348	14,431
Spark New Zealand Ltd.	10,324	25,165
The a2 Milk Co. Ltd. (a)	4,260	43,696
Xero Ltd. (a)	606	25,313

TOTAL NEW ZEALAND		267,678

Norway - 0.4%
Adevinta ASA Class B	1,283	11,615
Aker ASA (A Shares)	156	3,501
Aker Bp ASA	633	7,940
DNB ASA	5,147	57,342
Entra ASA (b)	805	9,616
Equinor ASA	6,284	78,337
Gjensidige Forsikring ASA	1,070	18,221
Kongsberg Gruppen ASA	480	5,991
Leroy Seafood Group ASA	1,723	8,434
Marine Harvest ASA	2,536	38,343
Nordic VLSI ASA (a)	898	3,963
Norsk Hydro ASA	8,034	17,323
Norwegian Finans Holding ASA	803	3,235
Orkla ASA	4,616	39,549
Salmar ASA	310	10,256
Scatec Solar AS (b)	529	6,631
Schibsted ASA:
(A Shares)	703	13,540
(B Shares)	349	6,313
Sparebank 1 Sr Bank ASA (primary capital certificate)	1,151	6,524
Sparebanken Midt-Norge	806	5,131
Storebrand ASA (A Shares)	2,648	10,559
Telenor ASA	3,706	54,166
TGS Nopec Geophysical Co. ASA	676	7,507
Tomra Systems ASA	652	18,207
Veidekke ASA	561	4,678
Yara International ASA	988	31,240

TOTAL NORWAY		478,162

Pakistan - 0.0%
Engro Corp. Ltd.	2,450	3,937
Lucky Cement Ltd.	1,200	2,678
Pakistan Petroleum Ltd.	2,800	1,211
Pakistan State Oil Co. Ltd.	1,300	951

TOTAL PAKISTAN		8,777

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	7,711	11,288
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	1,326	9,667
Philippines - 0.2%
Ayala Corp.	1,860	17,110
Ayala Land, Inc.	44,000	26,152
Bank of the Philippine Islands (BPI)	12,400	15,082
BDO Unibank, Inc.	11,540	23,507
GT Capital Holdings, Inc.	519	4,157
International Container Terminal Services, Inc.	5,720	8,409
JG Summit Holdings, Inc.	18,440	18,981
Jollibee Food Corp.	3,770	7,895
Metropolitan Bank & Trust Co.	15,936	12,546
Philippine Long Distance Telephone Co.	695	15,388
SM Investments Corp.	3,510	56,508
SM Prime Holdings, Inc.	67,100	37,505
Universal Robina Corp.	5,410	11,073

TOTAL PHILIPPINES		254,313

Poland - 0.2%
Bank Millennium SA (a)	3,930	3,032
Bank Polska Kasa Opieki SA	898	12,036
Bank Zachodni WBK SA	204	8,508
BRE Bank SA	67	3,581
CD Projekt RED SA	389	26,791
Cyfrowy Polsat SA	1,642	9,408
Dino Polska SA (a)(b)	294	11,436
Grupa Lotos SA	506	6,315
KGHM Polska Miedz SA (Bearer) (a)	767	10,962
LPP SA	7	8,804
Orange Polska SA (a)	4,030	5,752
Polish Oil & Gas Co. SA	9,292	7,674
Polska Grupa Energetyczna SA (a)	4,183	3,834
Polski Koncern Naftowy Orlen SA	1,631	21,826
Powszechna Kasa Oszczednosci Bank SA	4,951	26,874
Powszechny Zaklad Ubezpieczen SA	3,272	24,579

TOTAL POLAND		191,412

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	46,275	5,201
Energias de Portugal SA	12,323	49,580
Galp Energia SGPS SA Class B	2,591	29,631
Jeronimo Martins SGPS SA	1,427	25,756
NOS SGPS	1,629	5,440
REN - Redes Energeticas Nacionais SGPS SA	1,979	5,054

TOTAL PORTUGAL		120,662

Qatar - 0.2%
Industries Qatar QSC (a)	11,858	21,658
Masraf al Rayan (a)	30,918	31,079
Mesaieed Petrochemical Holding Co. (a)	23,824	9,553
Qatar Fuel Co. (a)	4,370	19,648
Qatar International Islamic Bank QSC (a)	6,476	12,913
Qatar Islamic Bank (a)	8,395	33,110
Qatar National Bank SAQ (a)	25,862	119,330
The Commercial Bank of Qatar	18,682	19,996

TOTAL QATAR		267,287

Russia - 0.7%
Alrosa Co. Ltd.	14,800	11,914
Gazprom OAO	68,940	155,416
Inter Rao Ues JSC	200,000	12,303
Lukoil PJSC	2,397	140,995
Magnit OJSC	439	17,672
MMC Norilsk Nickel PJSC	343	83,136
Mobile TeleSystems OJSC sponsored ADR	2,530	19,228
NOVATEK OAO	5,685	65,388
Polyus PJSC	155	20,948
Sberbank of Russia	61,390	142,533
Severstal PAO	1,202	13,044
Surgutneftegas OJSC	46,600	19,628
Tatneft PAO	9,239	63,850
VTB Bank OJSC	30,080,000	12,268

TOTAL RUSSIA		778,323

Saudi Arabia - 0.8%
Abdullah Al Othaim Markets Co.	337	8,324
Advanced Polypropylene Co.	1,091	12,922
Al Rajhi Bank	12,847	183,968
Alinma Bank	7,734	42,818
Almarai Co. Ltd.	1,411	17,652
Arabian Centres Co. Ltd.	677	3,802
Bank Al-Jazira	4,045	12,209
Bank Albilad	2,018	10,979
Banque Saudi Fransi	3,795	26,111
Dar Al Arkan Real Estate Development Co. (a)	6,042	13,187
Emaar The Economic City (a)	2,466	4,490
Etihad Etisalat Co. (a)	2,878	16,592
Jarir Marketing Co.	428	14,559
Mouwasat Medical Services Co.	274	6,090
National Commercial Bank	7,712	71,229
National Industrialization Co. (a)	3,193	7,819
Riyad Bank	7,723	30,752
SABIC	5,130	95,582
Sahara International Petrochemical Co.	3,814	12,466
Samba Financial Group	6,642	35,570
Saudi Airlines Catering Co.	212	4,260
Saudi Arabian Fertilizers Co.	1,136	18,747
Saudi Arabian Mining Co. (a)	2,447	20,191
Saudi Cement Co.	807	10,525
Saudi Electricity Co.	4,519	19,149
Saudi Industrial Investment Group	2,344	9,845
Saudi Kayan Petrochemical Co. (a)	5,583	10,774
Saudi Telecom Co.	3,424	79,744
Southern Province Cement Co.	423	6,136
The Co. for Cooperative Insurance (a)	453	7,307
The Savola Group (a)	1,802	17,123
Yanbu National Petrochemical Co.	1,568	17,362

TOTAL SAUDI ARABIA		848,284

Singapore - 0.8%
Ascendas Real Estate Investment Trust	17,284	34,414
BOC Aviation Ltd. Class A (b)	1,100	6,949
CapitaCommercial Trust (REIT)	16,400	17,654
CapitaLand Ltd.	14,500	29,074
CapitaMall Trust	16,700	21,031
City Developments Ltd.	3,500	17,828
ComfortDelgro Corp. Ltd.	13,100	14,009
DBS Group Holdings Ltd.	10,200	133,263
Flextronics International Ltd. (a)	2,917	24,430
Genting Singapore Ltd.	32,400	15,729
Jardine Cycle & Carriage Ltd.	500	6,919
Keppel Corp. Ltd.	8,300	30,891
Keppel DC (REIT)	7,000	11,278
Mapletree Commercial Trust	12,046	15,509
Mapletree Greater China Commercial Trust	13,342	7,556
Mapletree Industrial (REIT)	8,603	14,708
Mapletree Logistics Trust (REIT)	16,932	18,822
Oversea-Chinese Banking Corp. Ltd.	22,367	135,963
Singapore Airlines Ltd.	2,900	11,711
Singapore Airport Terminal Service Ltd.	3,400	7,559
Singapore Exchange Ltd.	4,800	31,035
Singapore Press Holdings Ltd.	9,100	11,716
Singapore Technologies Engineering Ltd.	8,800	19,317
Singapore Telecommunications Ltd.	46,700	83,454
Suntec (REIT)	13,700	12,048
United Overseas Bank Ltd.	8,000	109,473
UOL Group Ltd.	2,900	13,405
Venture Corp. Ltd.	1,500	14,321
Wilmar International Ltd.	17,400	39,541

TOTAL SINGAPORE		909,607

South Africa - 0.9%
Absa Group Ltd.	4,135	17,203
Anglo American Platinum Ltd.	306	12,782
AngloGold Ashanti Ltd.	2,365	40,068
Aspen Pharmacare Holdings Ltd. (a)	2,176	11,382
Bidcorp Ltd.	1,948	22,961
Bidvest Group Ltd.	1,959	15,971
Capitec Bank Holdings Ltd.	381	18,741
Clicks Group Ltd.	1,446	20,842
Discovery Ltd.	2,503	10,914
Exxaro Resources Ltd.	1,517	8,316
FirstRand Ltd.	20,891	46,882
Foschini Ltd.	1,239	4,627
Gold Fields Ltd.	4,637	22,631
Growthpoint Properties Ltd.	17,049	12,204
Impala Platinum Holdings Ltd.	4,543	18,929
Investec Ltd.	512	970
Life Healthcare Group Holdings Ltd.	7,941	8,122
Mr Price Group Ltd.	1,429	9,068
MTN Group Ltd.	9,800	26,277
MultiChoice Group Ltd. (a)	2,435	11,572
Naspers Ltd. Class N	2,502	355,570
Nedbank Group Ltd.	2,162	10,047
Ninety One Ltd. (a)	256	487
Northam Platinum Ltd. (a)	1,983	7,566
Old Mutual Ltd.	26,877	17,459
PSG Group Ltd.	1,078	7,764
Redefine Properties Ltd.	33,208	4,393
Remgro Ltd.	3,039	20,777
RMB Holdings Ltd.	4,538	12,408
Sanlam Ltd.	10,590	30,156
Sasol Ltd.	3,264	6,761
Shoprite Holdings Ltd.	2,600	18,008
Sibanye Stillwater Ltd. (a)	12,150	15,194
Spar Group Ltd.	1,178	11,924
Standard Bank Group Ltd.	7,404	42,374
Tiger Brands Ltd.	1,001	10,369
Vodacom Group Ltd.	3,957	25,858
Woolworths Holdings Ltd.	5,843	9,006

TOTAL SOUTH AFRICA		946,583

Spain - 1.6%
Abertis Infraestructuras SA (a)	363	7,350
ACS Actividades de Construccion y Servicios SA	1,611	31,993
Aena Sme SA (b)	417	45,242
Amadeus IT Holding SA Class A	2,462	115,884
Banco Bilbao Vizcaya Argentaria SA	38,119	118,038
Banco de Sabadell SA	32,563	16,468
Banco Santander SA (Spain)	94,964	225,903
Bankinter SA	3,666	13,299
CaixaBank SA	20,549	38,028
Cellnex Telecom SA (b)	1,538	69,768
Enagas SA	1,408	27,776
Endesa SA	1,809	38,279
Ferrovial SA	2,734	64,896
Gas Natural SDG SA	1,907	33,456
Grifols SA	1,071	35,833
Grifols SA ADR	2,389	48,114
Iberdrola SA	34,153	334,051
Inditex SA	6,043	156,596
International Consolidated Airlines Group SA CDI	8,758	22,746
Merlin Properties Socimi SA	2,140	16,150
Red Electrica Corporacion SA	2,478	44,528
Repsol SA	8,375	74,716
Telefonica SA	26,108	118,820

TOTAL SPAIN		1,697,934

Sweden - 1.9%
AarhusKarlshamn AB	997	16,121
AF Poyry AB (B Shares)	569	8,654
Alfa Laval AB	1,731	29,636
ASSA ABLOY AB (B Shares)	5,663	105,721
Atlas Copco AB:
(A Shares)	3,740	124,371
(B Shares)	2,171	63,153
Beijer Ref AB (B Shares)	401	7,201
Billerud AB	1,038	11,318
Boliden AB	1,573	28,219
Castellum AB	1,462	24,650
Dometic Group AB (b)	1,669	7,395
Electrolux AB (B Shares)	1,493	18,444
Electrolux Professional AB (a)	1,493	4,263
Elekta AB (B Shares)	2,057	16,769
Epiroc AB:
Class A	3,227	31,888
Class B	2,565	25,282
Ericsson (B Shares)	14,941	120,947
Essity AB Class B	3,457	105,900
Evolution Gaming Group AB (b)	696	23,598
Fabege AB	1,588	20,260
Fastighets AB Balder (a)	548	19,811
Getinge AB (B Shares)	1,254	23,712
H&M Hennes & Mauritz AB (B Shares)	4,423	56,600
Hexagon AB (B Shares)	1,592	67,318
HEXPOL AB (B Shares)	1,583	9,353
Holmen AB (B Shares)	550	14,911
Hufvudstaden AB (A Shares)	639	8,731
Husqvarna AB (B Shares)	2,373	11,805
ICA Gruppen AB	524	21,885
Industrivarden AB:
(A Shares)	847	16,231
(C Shares)	1,011	19,358
Indutrade AB	507	13,717
Investor AB (B Shares)	2,598	117,205
Kinnevik AB (B Shares)	1,399	22,817
Latour Investment AB Class B	694	9,804
Lifco AB	257	9,422
Loomis AB (B Shares)	443	8,968
Lundbergfoeretagen AB	355	14,391
Lundin Petroleum AB	1,077	20,330
Nibe Industrier AB (B Shares)	2,083	30,129
Nordic Entertainment Group AB Class B	380	7,912
Saab AB (B Shares)	476	9,044
Samhallsbyggnadsbolaget I Norden AB (B Shares)	4,772	9,148
Sandvik AB	6,310	88,761
Securitas AB (B Shares)	1,848	19,852
Skandinaviska Enskilda Banken AB (A Shares)	9,184	61,506
Skanska AB (B Shares)	2,061	31,016
SKF AB (B Shares)	2,119	28,876
SSAB Svenskt Stal AB (B Shares)	3,614	7,887
Svenska Cellulosa AB (SCA) (B Shares)	3,471	34,348
Svenska Handelsbanken AB (A Shares)	8,676	71,552
Sweco AB (B Shares)	391	11,102
Swedbank AB (A Shares)	5,306	58,521
Swedish Match Co. AB	971	54,978
Swedish Orphan Biovitrum AB (a)	1,091	18,123
Tele2 AB (B Shares)	2,889	38,490
Telia Co. AB	14,928	53,433
Thule Group AB (b)	492	8,489
Trelleborg AB (B Shares)	1,390	14,788
Volvo AB (B Shares)	9,366	111,324
Wallenstam AB (B Shares)	1,185	13,460
Wihlborgs Fastigheter AB	744	10,290

TOTAL SWEDEN		2,073,188

Switzerland - 6.4%
ABB Ltd. (Reg.)	11,026	191,643
Adecco SA (Reg.)	937	36,924
Alcon, Inc. (Switzerland) (a)	2,795	143,190
Baloise Holdings AG	279	36,374
Compagnie Financiere Richemont SA Series A	2,985	159,560
Credit Suisse Group AG	13,884	112,063
Galenica AG	248	33,928
Geberit AG (Reg.)	212	92,894
Givaudan SA	45	138,464
Julius Baer Group Ltd.	1,269	42,508
Kuehne & Nagel International AG	286	38,959
LafargeHolcim Ltd. (Reg.)	2,785	101,634
Lindt & Spruengli AG	1	86,794
Lindt & Spruengli AG (participation certificate)	7	58,754
Lonza Group AG	426	175,224
Nestle SA (Reg. S)	16,995	1,739,741
Novartis AG	14,590	1,203,658
Partners Group Holding AG	107	73,259
Roche Holding AG:
(Bearer)	204	64,600
(participation certificate)	3,969	1,276,994
Schindler Holding AG (participation certificate)	232	50,756
SGS SA (Reg.)	30	69,194
Sika AG	720	118,233
Sonova Holding AG Class B	309	55,099
Straumann Holding AG	64	46,791
Swiss Life Holding AG	192	64,444
Swiss Prime Site AG	433	42,144
Swiss Re Ltd.	1,665	128,203
Swisscom AG	145	77,645
Temenos Group AG	368	47,969
UBS Group AG	21,908	200,811
Zurich Insurance Group Ltd.	859	301,772

TOTAL SWITZERLAND		7,010,226

Taiwan - 3.1%
Accton Technology Corp.	3,000	16,151
Acer, Inc.	17,000	8,759
Advantech Co. Ltd.	2,000	16,481
ASE Technology Holding Co. Ltd.	17,000	32,891
Asia Cement Corp.	13,000	16,917
ASUSTeK Computer, Inc.	4,000	27,017
AU Optronics Corp.	50,000	10,408
Catcher Technology Co. Ltd.	4,000	25,828
Cathay Financial Holding Co. Ltd.	48,341	56,361
Chang Hwa Commercial Bank	34,232	21,538
Cheng Shin Rubber Industry Co. Ltd.	13,000	13,225
Chicony Electronics Co. Ltd.	3,010	7,536
Chilisin Electronics Corp.	1,000	2,669
China Development Finance Holding Corp.	82,000	20,096
China Life Insurance Co. Ltd. (a)	18,003	10,019
China Petrochemical Development Corp.	150	36
China Steel Corp.	72,000	45,064
China Synthetic Rubber Corp.	390	250
Chinatrust Financial Holding Co. Ltd.	110,000	65,033
Chipbond Technology Corp.	3,000	4,905
Chroma ATE, Inc.	2,000	8,224
Chunghwa Telecom Co. Ltd.	25,000	88,528
Compal Electronics, Inc.	23,000	13,142
Compeq Manufacturing Co. Ltd.	6,000	6,193
Delta Electronics, Inc.	11,000	43,779
E.SUN Financial Holdings Co. Ltd.	66,117	52,956
ECLAT Textile Co. Ltd.	1,000	7,943
Elite Material Co. Ltd.	2,000	7,002
EPISTAR Corp.	6,000	5,113
EVA Airways Corp.	15,562	4,569
Evergreen Marine Corp. (Taiwan) (a)	20,675	6,316
Far Eastern Department Stores Co. Ltd.	6,000	4,290
Far Eastern Textile Ltd.	23,000	17,130
Far EasTone Telecommunications Co. Ltd.	10,000	20,907
Feng Tay Enterprise Co. Ltd.	2,200	9,446
First Financial Holding Co. Ltd.	56,582	36,722
FLEXium Interconnect, Inc.	2,000	6,302
Formosa Chemicals & Fibre Corp.	23,000	50,897
Formosa Petrochemical Corp.	10,000	26,885
Formosa Plastics Corp.	25,000	62,011
Formosa Taffeta Co. Ltd.	5,000	5,086
Foxconn Technology Co. Ltd.	5,000	8,175
Fubon Financial Holding Co. Ltd.	41,000	50,849
Giant Manufacturing Co. Ltd.	2,000	8,852
Giga-Byte Technology Co. Ltd.	3,000	5,053
GlobalWafers Co. Ltd.	1,000	11,263
Great Wall Enterprise Co. Ltd.	4,150	5,065
Highwealth Construction Corp.	5,000	6,688
HIWIN Technologies Corp.	1,095	7,251
Hon Hai Precision Industry Co. Ltd. (Foxconn)	71,600	165,302
Hotai Motor Co. Ltd.	2,000	32,434
Hua Nan Financial Holdings Co. Ltd.	50,081	29,856
Innolux Corp.	55,000	9,501
Inventec Corp.	18,000	13,852
ITEQ Corp.	1,000	4,409
King Yuan Electronics Co. Ltd.	6,000	5,995
King's Town Bank	5,000	4,682
Largan Precision Co. Ltd.	1,000	126,499
Lien Hwa Industrial Corp.	4,150	5,106
Lite-On Technology Corp.	12,000	16,369
Macronix International Co. Ltd.	11,060	9,315
Makalot Industrial Co. Ltd.	1,050	3,676
MediaTek, Inc.	8,000	86,534
Mega Financial Holding Co. Ltd.	60,000	56,379
Merida Industry Co. Ltd.	1,000	3,666
Merry Electronics Co. Ltd.	1,000	4,112
Micro-Star International Co. Ltd.	4,000	11,718
Nan Ya Plastics Corp.	32,000	57,813
Nanya Technology Corp.	6,000	10,642
Nien Made Enterprise Co. Ltd.	1,000	5,962
Novatek Microelectronics Corp.	3,000	17,043
OBI Pharma, Inc. (a)	64	147
Pegatron Corp.	12,000	22,988
Phison Electronics Corp.	1,000	8,191
Pou Chen Corp.	14,000	11,860
Powertech Technology, Inc.	4,000	11,349
President Chain Store Corp.	3,000	28,041
Qisda Corp.	9,000	4,399
Quanta Computer, Inc.	16,000	31,813
Radiant Opto-Electronics Corp.	3,000	7,828
Realtek Semiconductor Corp.	3,000	21,650
Ruentex Development Co. Ltd.	4,600	5,804
Ruentex Industries Ltd.	2,800	6,418
Shin Kong Financial Holding Co. Ltd.	64,992	16,378
Simplo Technology Co. Ltd.	1,000	8,753
SINBON Electronics Co. Ltd.	1,000	4,145
Sino-American Silicon Products, Inc.	3,000	7,748
Sinopac Holdings Co.	59,680	21,781
Standard Foods Corp.	3,000	6,044
Synnex Technology International Corp.	7,000	8,589
Taichung Commercial Bank Co. Ltd.	14,000	4,786
Taishin Financial Holdings Co. Ltd.	59,129	22,849
Taiwan Business Bank	31,394	10,047
Taiwan Cement Corp.	27,007	35,234
Taiwan Cooperative Financial Holding Co. Ltd.	51,723	31,348
Taiwan Fertilizer Co. Ltd.	4,000	5,522
Taiwan High Speed Rail Corp.	13,000	12,344
Taiwan Mobile Co. Ltd.	13,000	42,894
Taiwan Semiconductor Manufacturing Co. Ltd.	108,000	971,110
Taiwan Surface Mounting Technology Co. Ltd.	1,000	2,282
Taiwan Union Technology Corp.	1,000	4,029
Tatung Co. Ltd. (a)	10,000	6,474
TCI Co. Ltd.	148	880
TECO Electric & Machinery Co. Ltd.	10,000	7,960
The Shanghai Commercial & Savings Bank Ltd.	25,000	32,492
Tripod Technology Corp.	3,000	9,413
Unified-President Enterprises Corp.	29,000	62,833
Unimicron Technology Corp.	7,000	7,398
United Integrated Services Co.	1,000	5,466
United Microelectronics Corp.	61,000	27,318
Vanguard International Semiconductor Corp.	5,000	9,793
Walsin Lihwa Corp.	17,000	6,176
Walsin Technology Corp.	2,000	10,635
Win Semiconductors Corp.	2,000	17,406
Winbond Electronics Corp.	18,000	6,748
Wistron Corp.	17,058	13,803
WPG Holding Co. Ltd.	6,920	8,114
Yageo Corp.	2,000	18,133
Yuanta Financial Holding Co. Ltd.	66,000	33,897

TOTAL TAIWAN		3,329,996

Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)	6,200	37,977
Airports of Thailand PCL (For. Reg.)	24,900	38,509
B. Grimm Power PCL	9,000	10,902
Bangkok Bank PCL	10,900	33,383
Bangkok Dusit Medical Services PCL (For. Reg.)	51,700	29,777
Bangkok Expressway and Metro PCL	45,200	10,675
Banpu PCL (For. Reg.)	25,500	4,119
Berli Jucker PCL:
unit	2,900	3,579
(For. Reg)	5,000	6,171
BTS Group Holdings PCL (For. Reg.)	38,444	10,661
Bumrungrad Hospital PCL (For. Reg.)	2,700	9,380
C.P. ALL PCL (For. Reg.)	35,200	65,433
Carabao Group PCL	1,800	3,483
Central Pattana PCL (For. Reg.)	16,600	21,626
Central Retail Corp. PCL	16,041	13,687
Charoen Pokphand Foods PCL (For. Reg.)	22,600	16,736
CPN Retail Growth Leasehold REIT	9,000	6,528
CPN Retail Growth Leasehold REIT rights (a)	2,030	0
Delta Electronics PCL NVDR	3,100	3,212
Electricity Generating PCL (For. Reg.)	1,500	10,559
Energy Absolute PCL	9,700	9,976
Global Power Synergy Public Co. Ltd.	4,746	8,244
Gulf Energy Development PCL	5,100	23,313
Hana Microelectronics PCL (For. Reg.)	3,400	2,383
Home Product Center PCL (For. Reg.)	35,400	11,974
Indorama Ventures PCL (For. Reg.)	15,200	9,913
Intouch Holdings PCL (For. Reg.)	11,400	17,370
IRPC PCL (For. Reg.)	68,600	4,474
Kasikornbank PCL	6,800	18,961
Kasikornbank PCL (For. Reg.)	6,800	18,811
Kiatnakin Bank PCL (For. Reg.)	4,200	4,992
Krung Thai Bank PCL:
(For. Reg.)	31,900	11,082
NVDR	4,000	1,390
Krungthai Card PCL (For. Reg.)	4,900	4,069
Land & House PCL:
NVDR	9,000	1,838
(For. Reg.)	31,000	6,329
Minor International PCL:
warrants 9/30/21 (a)	520	22
(For. Reg.)	16,200	8,294
Muangthai Leasing PCL	4,300	4,586
Osotspa PCL	6,400	6,972
PTT Exploration and Production PCL (For. Reg.)	8,100	16,662
PTT Global Chemical PCL (For. Reg.)	13,000	12,083
PTT PCL (For. Reg.)	77,700	72,810
Ratchaburi Electric Generating Holding PCL (For. Reg.)	3,600	6,253
Siam Cement PCL:
(For. Reg.)	4,500	44,431
NVDR unit	200	1,975
Siam Commercial Bank PCL (For. Reg.)	15,100	31,866
Siam Global House PCL	5	1
Srisawad Corp. PCL	5,000	6,476
Thai Beverage PCL	53,100	22,602
Thai Oil PCL (For. Reg.)	6,300	5,904
Thai Union Frozen Products PCL (For. Reg.)	17,100	7,191
Thanachart Capital PCL (For. Reg.)	5,700	5,776
TISCO Financial Group PCL	3,900	8,290
TMB Bank PCL (For. Reg.)	117,612	3,154
Total Access Communication PCL (For. Reg.)	2,400	2,980
True Corp. PCL (For. Reg.)	61,100	5,847
VGI Global Media PCL	15,300	2,658
WHA Corp. PCL	45,900	3,077

TOTAL THAILAND		771,426

Turkey - 0.2%
Akbank TAS (a)	17,776	15,052
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,163	3,030
Arcelik A/S	1,474	3,018
Aselsan A/S	1,658	5,917
Bim Birlesik Magazalar A/S JSC	2,582	19,580
Coca-Cola Icecek Sanayi A/S	401	2,122
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,423	1,667
Enka Insaat ve Sanayi A/S	8,459	7,956
Eregli Demir ve Celik Fabrikalari T.A.S.	7,957	9,036
Ford Otomotiv Sanayi A/S	410	3,055
Haci Omer Sabanci Holding A/S	7,803	8,837
Koc Holding A/S	6,188	12,566
Koza Altin Isletmeleri A/S (a)	241	2,236
Pegasus Hava Tasimaciligi A/S (a)	207	1,070
Petkim Petrokimya Holding A/S	6,186	2,834
Soda Sanayii AS	1,699	1,310
Sok Marketler Ticaret A/S (a)	1,467	2,067
TAV Havalimanlari Holding A/S	1,060	2,654
Tekfen Holding A/S	900	1,728
Tofas Turk Otomobil Fabrikasi A/S	684	1,701
Tupras Turkiye Petrol Rafinerileri A/S	736	8,403
Turk Hava Yollari AO (a)	4,054	5,560
Turk Sise ve Cam Fabrikalari A/S	3,726	2,333
Turkcell Iletisim Hizmet A/S	6,162	11,479
Turkiye Garanti Bankasi A/S (a)	11,876	14,600
Turkiye Halk Bankasi A/S (a)	3,771	2,863
Turkiye Is Bankasi A/S Series C (a)	8,083	5,769
Turkiye Vakiflar Bankasi TAO (a)	7,036	4,937
Ulker Biskuvi Sanayi A/S (a)	956	2,841
Yapi ve Kredi Bankasi A/S (a)	7,300	2,086

TOTAL TURKEY		168,307

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	15,741	19,842
Aldar Properties PJSC (a)	30,856	12,937
DP World Ltd.	957	14,365
Dubai Islamic Bank Pakistan Ltd. (a)	26,412	25,886
Emaar Properties PJSC	28,615	17,295
Emirates NBD Bank PJSC (a)	14,026	27,608
Emirates Telecommunications Corp.	19,622	74,895
National Bank of Abu Dhabi PJSC	41,492	109,007

TOTAL UNITED ARAB EMIRATES		301,835

United Kingdom - 9.1%
3i Group PLC	5,564	53,913
Admiral Group PLC	1,450	39,933
Amarin Corp. PLC ADR (a)(d)	2,060	8,240
Anglo American PLC (United Kingdom)	7,907	138,559
Antofagasta PLC	2,047	19,550
Ashtead Group PLC	2,602	56,240
Associated British Foods PLC	2,040	45,695
AstraZeneca PLC (United Kingdom)	7,482	666,638
Atlassian Corp. PLC (a)	697	95,670
Auto Trader Group PLC (b)	5,273	28,494
Aveva Group PLC	339	14,606
Aviva PLC	22,565	74,188
BAE Systems PLC	18,266	117,359
Barclays PLC	92,181	104,757
Barratt Developments PLC	5,831	31,518
Beazley PLC	3,008	14,510
Bellway PLC	697	18,465
Berkeley Group Holdings PLC	738	32,940
BHP Billiton PLC	12,072	187,353
BP PLC	115,597	474,057
British American Tobacco PLC (United Kingdom)	13,082	445,642
British Land Co. PLC	5,446	22,711
BT Group PLC	50,215	73,041
Bunzl PLC	1,935	38,732
Burberry Group PLC	2,363	38,410
Carnival PLC	1,071	12,783
Centrica PLC	33,205	15,646
Coca-Cola European Partners PLC	1,215	45,599
Compass Group PLC	9,103	141,826
ConvaTec Group PLC (b)	8,586	19,741
Croda International PLC	759	40,043
Dechra Pharmaceuticals PLC	572	16,495
Derwent London PLC	611	24,682
Diageo PLC	13,382	424,337
Direct Line Insurance Group PLC	8,002	29,213
DS Smith PLC	7,917	26,834
easyJet PLC	1,504	10,422
Electrocomponents PLC	2,406	15,318
Evraz PLC	2,998	8,578
G4S PLC (United Kingdom)	9,027	10,267
GlaxoSmithKline PLC	28,553	535,773
GW Pharmaceuticals PLC ADR (a)(d)	172	15,062
Halma PLC	2,154	50,589
Hargreaves Lansdown PLC	1,551	26,353
HomeServe PLC	1,689	22,000
Howden Joinery Group PLC	3,495	21,986
HSBC Holdings PLC (United Kingdom)	117,945	662,116
IMI PLC	1,598	14,752
Imperial Brands PLC	5,431	100,231
Informa PLC	7,190	39,162
InterContinental Hotel Group PLC	1,078	45,862
Intermediate Capital Group PLC	1,712	18,896
Intertek Group PLC	921	53,809
Investec PLC	3,485	6,492
ITV PLC	20,862	17,120
J Sainsbury PLC	10,261	26,549
John David Group PLC	2,271	12,719
Johnson Matthey PLC	1,144	25,207
Kingfisher PLC	12,403	21,786
Land Securities Group PLC	4,333	29,880
Legal & General Group PLC	33,805	79,871
Lloyds Banking Group PLC	401,157	156,833
London Stock Exchange Group PLC	1,802	161,199
M&G PLC	14,753	20,522
Marks & Spencer Group PLC	10,962	13,289
Mediclinic International PLC	2,661	8,545
Meggitt PLC	4,477	16,093
Melrose Industries PLC	27,875	30,976
Micro Focus International PLC	2,036	10,047
Mondi PLC	2,703	45,615
National Grid PLC	21,464	250,791
Network International Holdings PLC (b)	1,341	6,521
Next PLC	762	38,229
Ninety One PLC (a)	1,742	3,707
Ocado Group PLC (a)	3,313	49,696
Pearson PLC	4,427	30,308
Pennon Group PLC	2,387	31,917
Persimmon PLC	1,818	42,975
Phoenix Group Holdings PLC	3,046	23,377
Prudential PLC	14,780	185,191
Quilter PLC (b)	10,555	15,295
Reckitt Benckiser Group PLC	4,209	320,623
RELX PLC (London Stock Exchange)	11,494	245,310
Rentokil Initial PLC	10,536	50,320
Rightmove PLC	5,134	30,963
Rio Tinto PLC	5,689	260,797
Rolls-Royce Holdings PLC	11,057	46,732
Royal Bank of Scotland Group PLC	26,306	36,273
Royal Dutch Shell PLC:
Class A (United Kingdom)	23,951	416,117
Class B (United Kingdom)	21,347	358,076
RSA Insurance Group PLC	5,852	30,538
Sage Group PLC	6,376	46,363
Schroders PLC	721	22,042
Scottish & Southern Energy PLC	6,024	96,800
Segro PLC	5,911	55,879
Severn Trent PLC	1,375	38,922
Smith & Nephew PLC	5,106	89,950
Smiths Group PLC	2,233	33,667
Spectris PLC	706	21,271
Spirax-Sarco Engineering PLC	420	42,165
SSP Group PLC	2,509	9,454
St. James's Place Capital PLC	3,035	28,341
Standard Chartered PLC (United Kingdom)	15,399	85,138
Standard Life PLC	13,555	37,409
Tate & Lyle PLC	2,686	21,853
Taylor Wimpey PLC	18,760	26,995
Tesco PLC	55,508	156,756
The Weir Group PLC	1,522	13,537
Travis Perkins PLC	1,430	15,545
Unilever PLC	6,667	336,218
Unite Group PLC	1,936	19,320
United Utilities Group PLC	3,919	43,869
Vistry Group PLC	1,203	8,575
Vodafone Group PLC	153,226	211,980
Whitbread PLC	767	28,426
WM Morrison Supermarkets PLC	13,566	29,637

TOTAL UNITED KINGDOM		9,966,207

United States of America - 0.1%
Kolon TissueGene, Inc. unit (a)(c)	120	788
Stratasys Ltd. (a)(d)	312	4,976
Yum China Holdings, Inc.	2,146	91,484

TOTAL UNITED STATES OF AMERICA		97,248

TOTAL COMMON STOCKS
(Cost $127,546,100)		102,809,085

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.4%
Alpargatas SA (PN)	1,100	4,903
Azul SA (a)	1,500	5,066
Banco Bradesco SA (PN)	22,020	88,019
Bradespar SA (PN)	1,400	7,857
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	1,666	8,346
Companhia Energetica de Minas Gerais (CEMIG) (PN)	5,400	9,260
Companhia Paranaense de Energia-Copel (PN-B)	600	6,178
Gerdau SA	6,000	11,605
Itau Unibanco Holding SA	27,700	123,091
Itausa-Investimentos Itau SA (PN)	25,560	43,140
Lojas Americanas SA (PN)	4,437	15,370
Metalurgica Gerdau SA (PN)	4,100	3,669
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	25,400	68,387
Telefonica Brasil SA	2,300	21,889

TOTAL BRAZIL		416,780

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	613	13,995
Colombia - 0.0%
Banco Davivienda SA	560	4,205
Bancolombia SA (PN)	2,898	19,620
Grupo Aval Acciones y Valores SA	22,147	4,891

TOTAL COLOMBIA		28,716

Germany - 0.3%
Henkel AG & Co. KGaA	971	77,662
Porsche Automobil Holding SE (Germany)	889	37,161
Sartorius AG (non-vtg.)	195	46,620
Volkswagen AG	1,054	121,417

TOTAL GERMANY		282,860

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	31,748	12,404
Korea (South) - 0.2%
Hyundai Motor Co.	169	7,153
Hyundai Motor Co. Series 2	269	12,555
LG Chemical Ltd.	103	12,504
Samsung Electronics Co. Ltd.	4,853	159,624

TOTAL KOREA (SOUTH)		191,836

Russia - 0.0%
AK Transneft OAO	9	16,729
Sberbank of Russia	5,980	13,230
Surgutneftegas OJSC	51,800	24,752

TOTAL RUSSIA		54,711

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,562,899)		1,001,302

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.29% (e)	3,702,711	3,703,822
Fidelity Securities Lending Cash Central Fund 0.28% (e)(f)	185,598	185,635
TOTAL MONEY MARKET FUNDS
(Cost $3,889,149)		3,889,457
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $132,998,148)		107,699,844
NET OTHER ASSETS (LIABILITIES) - 1.4%(g)		1,518,504
NET ASSETS - 100%		$109,218,348

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	47	June 2020	$3,664,355	$294,153	$294,153
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	36	June 2020	1,517,220	59,344	59,344
TME S&P/TSX 60 Index Contracts (Canada)	2	June 2020	231,422	21,682	21,682
TOTAL FUTURES CONTRACTS					$375,179

The notional amount of futures purchased as a percentage of Net Assets is 4.9%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,306,966 or 1.2% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $740,223 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,686
Fidelity Securities Lending Cash Central Fund	762
Total	$16,448

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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